                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number     811-07447
                                                    ----------------------

                              Virtus Insight Trust
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
    ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                          ------------------

                  Date of fiscal year end: December 31
                                          --------------------

                  Date of reporting period: September 30, 2010
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedules of Investments are attached herewith.

Virtus Insight Trust
September 30, 2010
N-Q Footnote Legend

1)   Federal Income Tax Information: For tax information at September 30, 2010, see the Federal Income Tax Information Note 3 in the
     Notes to Schedules of Investments

2)   Non-income producing

3)   Variable or step coupon security; interest rate shown reflects the rate currently in effect.

4)   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. See the table below.

                                           MARKET VALUE   % OF NET ASSETS
     FUND                                   AT 9/30/10       AT 9/30/10
     ----                                  ------------   ---------------
     Balanced Allocation Fund                $      5           0.0%
     Emerging Markets Opportunities Fund        2,308           0.3
     High Yield Income Fund                    13,070          25.7
     Intermediate Government Bond Fund            527           1.4
     Short/Intermediate Bond Fund               1,807           2.2
     Insight Money Market                     100,000           5.6

5)   Illiquid Security.

6)   Illiquid and restricted security. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to
     Schedules of Investments.

7)   Security valued at fair value as determined in good faith by or under the direction of the Trustees.

8)   The date shown represents next interest reset date

9)   The rate shown is the discount rate.

10)  Security with a "put" feature; the date shown is when the security may be put back for redemption.

11)  At September 30, 2010, 18% of the securities in the Intermediate Tax-Exempt Bond Fund portfolio and 21% of the securities in the Tax-Exempt Bond Fund portfolio are backed by insurance of financial institutions and financial guaranty assurance. None of the insurers have a concentration greater 10% of the Fund's net assets.

12)  Final Maturity Date.

13)  Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

14)  All or a portion of the security is segregated as collateral

15)  Amount is less than $500.

16)  All or portion of security on loan.

17)  Represents security purchased with cash collateral received for securities on loan.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                   VIRTUS BALANCED ALLOCATION FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------

U.S. GOVERNMENT SECURITIES--4.0%                                   AGENCY--(CONTINUED)
                                                                     2.331%, 1/1/35(3)               $       122     $       126
U.S. Treasury Bond                                                   6.000%, 3/1/35                           59              65
  5.375%, 2/15/31                  $       234     $       301       5.500%, 6/1/35                          121             129
  4.250%, 5/15/39                          930           1,023       5.500%, 7/1/35                          132             141
U.S. Treasury Inflation Indexed                                      5.000%, 9/1/35                          237             250
  Bond 1.250%, 7/15/20(13)                 230             241       6.500%, 5/1/36                          264             293
U.S. Treasury Note                                                   5.000%, 6/1/40                          333             352
  1.125%, 1/15/12                          190             192     FNMA Grantor Trust 00-T8, A
  3.375%, 7/31/13                          225             243       7.397%, 12/25/30                         15              17
  2.000%, 11/30/13                          90              94     FNMA REMIC (Interest Only) 97-20
  4.000%, 2/15/15                           65              73       1.840%, 3/25/27 (3)(5)                  141               4
  4.875%, 8/15/16(16)                       97             115     GNMA
  4.625%, 11/15/16                         235             276       8.000%, 11/15/26                         16              19
--------------------------------------------------------------       7.000%, 9/15/31                           4               4
TOTAL U.S. GOVERNMENT SECURITIES                                     5.500%, 7/15/33                         109             118
(IDENTIFIED COST $2,427)                                 2,558       5.000%, 9/15/39                         434             464
--------------------------------------------------------------     GNMA Structured Securities
                                                                     02-53, B 5.552%, 5/16/26                 51              52
U.S. GOVERNMENT AGENCY OBLIGATIONS--1.1%                             04-108, C 5.039%, 12/16/32              195             217
                                                                                                                     -----------
Israel Government AID Bond                                                                                                 5,171
  Series 7-Z 0.000%, 8/15/22               690             449                                                       -----------
Rowan Cos., Inc. 4.330%, 5/1/19            257             273
--------------------------------------------------------------     NON-AGENCY--7.7%
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                           Adjustable Rate Mortgage Trust
(IDENTIFIED COST $654)                                     722       05-11, 2A42 3.609%, 2/25/36 (3)         560             229
--------------------------------------------------------------     Bear Stearns Commercial Mortgage
                                                                     Securities, Inc.
MORTGAGE-BACKED SECURITIES--15.7%                                    06-T22, A4 5.512%, 4/12/38(3)           195             217
                                                                     06-PW14, A4 5.201%, 12/11/38            165             174
AGENCY--8.0%                                                         05-T18, A4 4.933%, 2/13/42              275             298
FHLMC                                                                07-PW15, A2 5.205%, 2/11/44             190             196
  5.500%, 7/1/35                           303             325     Citigroup-Deutsche Bank
  6.000%, 12/1/36                          254             274       Commercial Mortgage Trust
FHLMC REMIC                                                          06-CD3, A2 5.560%, 10/15/48             305             325
  2513, JE 5.000%, 10/15/17                400             434     Countrywide Home Loans Series
  2886, BE 4.500%, 11/15/19                260             292       03-J6, 1A1 5.500%, 8/25/33              142             146
  2886, CK 5.000%, 11/15/19                280             320     GMAC Mortgage Corp. Loan Trust
  2835, HB 5.500%, 8/15/24                 305             340       05-AR3, 3A3 3.222%, 6/19/35 (3)          53              51
  2770, LA 4.500%, 4/15/33                 108             116     Greenwich Capital Commercial
FNMA                                                                 Funding Corp. 07-GG9, A4
  4.500%, 1/1/20                           163             174       5.444%, 3/10/39                         330             348
  7.500%, 11/1/26                           --(15)          --(15) Lehman Brothers-UBS Commercial
  7.500%, 3/1/27                             1               1       Mortgage Trust
  7.500%, 3/1/27                             5               6       05-C2, A2 4.821%, 4/15/30               139             139
  5.500%, 12/1/33                          143             154       06-C3, A4 5.661%, 3/15/39               330             357
  5.500%, 1/1/34                            89              95     MASTR Adjustable Rate Mortgages
  5.000%, 7/1/34                           299             317       Trust 05-8, 3A1 6.000%,
  5.000%, 11/1/34                           68              72       12/25/35                                405             263


             For footnote information see Footnote legend on page 2

                                                   VIRTUS BALANCED ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------
                                                                     09-1, A3 1.670%, 1/15/14        $       315      $      319
NON-AGENCY--(CONTINUED)                                              10-1, A3 1.420%, 8/15/14                220             223
MASTR Alternative Loans Trust                                      Triad Auto Receivables Owner
  04-13, 12A1 5.500%, 12/25/19     $       116     $       120       Trust 07-B, A4A 5.430%,
  04-13, 8A1 5.500%, 1/25/25               120             121       7/14/14                                 185             195
MASTR Asset Securitization Trust                                   World Omni Automobile Lease
  03-7, 4A33 5.250%, 9/25/33               157             163       Securitization Trust 09-A, A3
  03-10, 3A1 5.500%, 11/25/33              209             214       1.650%, 2/15/13                         280             282
Morgan Stanley Mortgage Loan                                       -------------------------------------------------------------
  Trust 06-7, 5A2 5.962%,                                          TOTAL ASSET-BACKED SECURITIES
  6/25/36                                  295             170     (IDENTIFIED COST $2,084)                                2,124
Residential Funding Mortgage                                       -------------------------------------------------------------
  Securities II, Inc. 01-HS2, A5
  7.420%, 4/25/31                           24              22     CORPORATE BONDS--10.4%
Residential Funding Securities
  LLC 03-RM2, AII 5.000%,                                          CONSUMER DISCRETIONARY--0.6%
  5/25/18                                  175             181     Comcast Corp. 5.150%, 3/1/20              130             142
Structured Asset Securities Corp.                                  DaimlerChrysler North America
  98-RF3, A (Interest Only) 144A                                     LLC 5.875%, 3/15/11                      80              82
  6.100%, 6/15/28(4)(6)                     40               5     DIRECTV Holdings LLC 5.200%,
  03-34A, 6A 4.403%, 11/25/33(3)           100              93       3/15/20                                 150             162
  05-2XS, 2A2 1.756%, 2/25/35(3)            75              57                                                       -----------
  05-15, 4A1 6.000%, 8/25/35               155             147                                                               386
Washington Mutual Alternative                                                                                        -----------
  Mortgage Pass-Through
  Certificates                                                     CONSUMER STAPLES--0.2%
  05-4, CB7 5.500%, 6/25/35                305             253     Proctor & Gamble Co. ESOP Series
  05-6, 2A7 5.500%, 8/25/35                165             154       A 9.360%, 1/1/21                        125             161
Washington Mutual Mortgage                                                                                           -----------
  Pass-Through Certificates
  02-S8, 2A7 5.250%, 1/25/18               114             118     ENERGY--0.6%
  03-S11, A1 5.000%, 11/25/33              318             331     ConocoPhillips Holding Co.
Wells Fargo & Co. 05-AR4, B1                                         6.950%, 4/15/29                         165             212
  2.935%, 4/25/35 (3)                      199              59     Devon Energy Corp. 7.950%,
                                                   -----------       4/15/32                                 125             170
                                                         4,951                                                       -----------
--------------------------------------------------------------                                                               382
TOTAL MORTGAGE-BACKED SECURITIES                                                                                     -----------
(IDENTIFIED COST $10,426)                               10,122
--------------------------------------------------------------     FINANCIALS--3.4%
                                                                   American Express Credit Corp.
ASSET-BACKED SECURITIES--3.3%                                        5.125%, 8/25/14                         215             238
                                                                   Associates Corp. North America
Bank of America Auto Trust 10-2,                                     6.950%, 11/1/18                          60              66
  A3 1.310%, 7/15/14                       325             328     AvalonBay Communities, Inc.
Capital Auto Receivables Asset                                       6.100%, 3/15/20                         220             255
  Trust 07-3, A4 5.210%, 3/17/14           256             263     Bank of America Corp. 6.250%,
Capital One Multi-Asset                                              4/15/12                                 220             235
  Execution Trust 03-B5, B5                                        Citigroup, Inc. 5.850%, 7/2/13            125             135
  4.790%, 8/15/13                          240             240     General Electric Capital Corp.
E*Trade RV & Marine Trust 04-1,                                      4.875%, 3/4/15                           75              82
  A3 3.620%, 10/8/18                        41              42     Merrill Lynch & Co., Inc.
Ford Credit Auto Owner Trust                                         5.770%, 7/25/11                         100             104
  09-B, A4 4.500%, 7/15/14                 215             232       6.050%, 8/15/12                         100             107
Mercedes-Benz Auto Receivables                                     PNC Funding Corp. 3.625%, 2/8/15          230             243
  Trust                                                            Prudential Financial, Inc.
                                                                     5.375%, 6/21/20                         120             130
                                                                   Royal Bank of Scotland Group
                                                                     (The) plc 5.000%, 10/1/14               200             201
                                                                   Travelers Cos., Inc. (The)
                                                                     5.500%, 12/1/15                         325             371
                                                                                                                     -----------
                                                                                                                           2,167
                                                                                                                     -----------
                                                                   HEALTH CARE--0.3%
                                                                   Merck & Co., Inc. 6.500%,
                                                                     12/1/33                                 150             191
                                                                                                                     -----------

             For footnote information see Footnote legend on page 2

                                                   VIRTUS BALANCED ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                             SHARES          VALUE
                                   -----------     -----------                                       -----------     -----------

INDUSTRIALS--1.3%                                                  CONSUMER DISCRETIONARY--(CONTINUED)
Boeing Co. (The)                                                   Big Lots, Inc.(2)(16)                   4,700     $       156
  3.500%, 2/15/15                  $       175     $       189     Blyth, Inc.                             3,000             124
  8.750%, 9/15/31                          100             149     Carnival plc ADR(16)                      500              20
Caterpillar, Inc. 7.300%, 5/1/31           200             269     China Lodging Group Ltd.(2)               800              19
Republic Services, Inc. 5.500%,                                    Christopher & Banks Corp.              16,300             129
  9/15/19                                  200             225     Citi Trends, Inc.(2)                    1,050              25
                                                   -----------     Comcast Corp. Class A                   6,650             120
                                                           832     DIRECTV Class A(2)                     15,250             635
                                                   -----------     Dollar Tree, Inc.(2)(16)                6,800             332
                                                                   Honda Motor Co., Ltd. Sponsored
INFORMATION TECHNOLOGY--0.4%                                         ADR                                     905              32
Hewlett-Packard Co. 2.125%,                                        Intercontinental Hotels Group plc       1,385              25
  9/13/15                                  240             242     Jo-Ann Stores, Inc.(2)                  1,350              60
                                                   -----------     Macy's, Inc.                           12,800             296
                                                                   McDonald's Corp.(16)                    2,000             149
MATERIALS--0.8%                                                    National CineMedia, Inc.                4,600              82
Airgas, Inc. 2.850%, 10/1/13               230             235     NetFlix, Inc.(2)(16)                      600              97
CRH America, Inc. 5.625%, 9/30/11          300             312     Panera Bread Co. Class A(2)             1,350             120
                                                   -----------     Pearson plc Sponsored ADR               3,720              58
                                                           547     Pep Boys - Manny Moe & Jack (The)       7,800              83
                                                   -----------     PetSmart, Inc.                          4,700             165
                                                                   Quiksilver, Inc.(2)                    20,250              79
TELECOMMUNICATION SERVICES--1.1%                                   Ross Stores, Inc.                       2,600             142
BellSouth Corp. 6.000%, 11/15/34           235             249     Rue21, Inc.(2)                          1,450              37
Verizon Global Funding Corp.                                       Shuffle Master, Inc.(2)                 4,700              40
  7.750%, 12/1/30                           30              39     Sinclair Broadcast Group, Inc.
Vodafone Group plc 3.375%,                                           Class A(2)                           11,400              80
  11/24/15(16)                             400             420     Sony Corp. Sponsored ADR                4,640             143
                                                   -----------     Sotheby's Holdings, Inc. Class A        1,550              57
                                                           708     Stage Stores, Inc.                      8,600             112
                                                   -----------     Stanley Black & Decker, Inc.              920              56
                                                                   Stein Mart, Inc.(2)                     3,150              28
UTILITIES--1.7%                                                    Time Warner Cable, Inc.                 2,100             113
America Water Works 6.593%,                                        TJX Cos., Inc. (The)(16)               11,400             509
  10/15/37                                 130             147     TRW Automotive Holdings Corp.(2)        7,100             295
Consolidated Edison Co. of New                                     Ulta Salon, Cosmetics &
  York 5.700%, 2/1/34                       50              55       Fragrance, Inc.(2)                    1,550              45
Dominion Resources, Inc. 5.200%,                                   Universal Electronics, Inc.(2)            850              18
  8/15/19                                  200             229     Warnaco Group, Inc. (The)(2)            1,100              56
FPL Group Capital, Inc. 5.625%,                                    Whirlpool Corp.(16)                     1,200              97
  9/1/11                                   300             313     WPP plc Sponsored ADR                     350              19
Southern Co. 2.375%, 9/15/15               240             242                                                       -----------
Virginia Electric & Power Co.                                                                                              5,358
  Series A 4.750%, 3/1/13                  100             108                                                       -----------
                                                   -----------
                                                         1,094     CONSUMER STAPLES--5.4%
--------------------------------------------------------------     Andersons, Inc. (The)                   2,600              99
TOTAL CORPORATE BONDS                                              Central Garden and Pet Co. Class
(IDENTIFIED COST $6,203)                                 6,710       A(2)                                 12,200             126
--------------------------------------------------------------     Church & Dwight Co., Inc.                 850              55

                                      SHARES          VALUE
                                   -----------     -----------

COMMON STOCKS--64.5%

CONSUMER DISCRETIONARY--8.3%
99 Cents Only Stores(2)                  1,850              35
Aeropostale, Inc.(2)(16)                 6,400             149
Amazon.com, Inc.(2)(16)                    400              63
Amerigon, Inc.(2)                        4,350              45
Autoliv, Inc.(16)                        3,200             209
AutoZone, Inc.(2)(16)                      250              57
Best Buy Co., Inc.                       3,600             147

             For footnote information see Footnote legend on page 2

                                                   VIRTUS BALANCED ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                      SHARES          VALUE                                             SHARES          VALUE
                                   -----------     -----------                                       -----------     -----------
CONSUMER STAPLES--(CONTINUED)                                      ENERGY--(CONTINUED)
Colgate-Palmolive Co.                    3,775     $       290     T-3 Energy Services, Inc.(2)            1,550     $        40
Compania Cervecerias Unidas SA                                     TETRA Technologies, Inc.(2)             9,750              99
  ADR                                      335              19     Vaalco Energy, Inc.(2)                  5,800              33
Costco Wholesale Corp.(16)                 800              52                                                       -----------
Cott Corp.(2)                            7,495              59                                                             3,268
Cresud S.A.C.I.F. y A Sponsored                                                                                      -----------
  ADR                                    4,850              78
Del Monte Foods Co.                     27,600             362     FINANCIALS--9.8%
Delhaize Group SA(16)                      985              71     ACE Ltd.                                  850              50
Diageo plc Sponsored ADR                   920              63     AFLAC, Inc.(16)                         1,125              58
Dr. Pepper Snapple Group, Inc.          11,660             414     Agree Realty Corp.                      1,950              49
Energizer Holdings, Inc.(2)              1,050              71     Allianz SE ADR                          5,845              66
Estee Lauder Cos., Inc. (The)                                      American Financial Group, Inc.          8,500             260
  Class A                                2,400             152     Ameriprise Financial, Inc.              4,500             213
Fomento Economico Mexicano S.A.B                                   Argo Group International
  de C.V. Sponsored ADR(16)                575              29       Holdings Ltd.                         2,250              78
Hansen Natural Corp.(2)                  2,925             136     Assurant, Inc.                         10,400             423
Heinz (H.J.) Co.                         1,925              91     Banco Macro SA ADR                      1,655              74
Lorillard, Inc.                          5,200             418     Banco Santander SA Sponsored
Procter & Gamble Co. (The)               1,800             108       ADR                                   3,805              48
Smart Balance, Inc.(2)                   8,150              32     BanColombia SA Sponsored ADR              905              59
SunOpta, Inc.(2)                         8,120              49     Bank of Hawaii Corp.                    4,100             184
Tyson Foods, Inc. Class A                4,700              75     BBVA Banco Frances SA ADR(16)           6,905              68
Wal-Mart Stores, Inc.(16)                4,500             241     BlackRock, Inc.                           325              55
Walgreen Co.(16)                        12,600             422     Brookfield Properties Corp.             3,095              48
                                                   -----------     Cardtronics, Inc.(2)                    7,450             115
                                                         3,512     CIT Group, Inc.(2)                      4,700             192
                                                   -----------     CommonWealth REIT(16)                   4,050             104
                                                                   Credit Suisse Group Sponsored
ENERGY--5.1%                                                         ADR                                   1,045              45
Acergy SA Sponsored ADR                  1,075              20     Deutsche Bank AG                        1,230              68
Alpha Natural Resources,                                           Digital Realty Trust, Inc.(16)          3,050             188
  Inc.(2)                                1,250              51     Encore Capital Group, Inc.(2)           1,250              23
Chevron Corp.                            3,400             276     Endurance Specialty Holdings
Cimarex Energy Co.                       6,925             458       Ltd.                                  9,500             378
Clayton Williams Energy, Inc.(2)         2,150             109     EZCORP, Inc. Class A(2)                 4,000              80
CNOOC Ltd. ADR(16)                         385              75     First Mercury Financial Corp.           9,450              95
Complete Production Services,                                      Goldman Sachs Group, Inc. (The)         1,400             202
  Inc.(2)(16)                            5,300             108     Hallmark Financial Services,
ConocoPhillips                           2,100             121       Inc.(2)                              12,200             107
Core Laboratories N.V.(16)               1,100              97     Harleysville Group, Inc.                2,550              84
ENI S.p.A. Sponsored ADR                   595              26     Hercules Technology Growth
Exxon Mobil Corp.                        3,500             216       Capital, Inc.                         8,150              82
Gran Tierra Energy, Inc.(2)              5,000              39     Highwoods Properties, Inc.(16)          3,250             106
Marathon Oil Corp.                       1,650              55     HSBC Holdings plc Sponsored ADR           440              22
National Oilwell Varco, Inc.             5,775             257     ICICI Bank Ltd. Sponsored ADR           1,190              59
Noble Corp.(16)                         10,500             355     IntercontinentalExchange,
Occidental Petroleum Corp.               5,750             450       Inc.(2)                                 610              64
Peabody Energy Corp.                     5,200             255     JPMorgan Chase & Co.                    6,900             263
Repsol YPF SA Sponsored ADR              2,510              65     LTC Properties, Inc.                    4,900             125
Statoil ASA                              3,025              63     Mitsubishi UFJ Financial Group,
                                                                     Inc. ADR                              5,260              24
                                                                   Navigators Group, Inc. (The)(2)           900              40
                                                                   One Liberty Properties, Inc.            5,050              80

             For footnote information see Footnote legend on page 2

                                                   VIRTUS BALANCED ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                      SHARES          VALUE                                             SHARES          VALUE
                                   -----------     -----------                                       -----------     -----------

FINANCIALS--(CONTINUED)                                            HEALTH CARE--(CONTINUED)
ORIX Corp. Sponsored ADR                 1,440     $        55     Palomar Medical Technologies,
PNC Financial Services Group,                                        Inc.(2)                               4,050     $        42
  Inc.                                   5,300             275     Par Pharmaceutical Cos.,
Prosperity Bancshares, Inc.              4,100             133       Inc.(2)                               1,200              35
PS Business Parks, Inc.                  2,200             124     Providence Service Corp.
Reinsurance Group of America,                                        (The)(2)                              2,000              33
  Inc                                    1,525              74     Sanofi-Aventis SA ADR(16)                 585              19
Renasant Corp.                           5,500              84     SonoSite, Inc.(2)                       2,450              82
Southwest Bancorp, Inc.(16)             11,700             152     UnitedHealth Group, Inc.               10,100             355
Sterling Bancorp                        11,200              97     ViroPharma, Inc.(2)                     2,700              40
Travelers Cos., Inc. (The)               8,500             443     Watson Pharmaceuticals, Inc.(2)         6,210             263
Unitrin, Inc.                            4,700             115                                                       -----------
Wells Fargo & Co.                       15,100             379                                                             5,334
WesBanco, Inc.                           5,250              86                                                       -----------
Westpac Banking Corp. Sponsored
  ADR                                      505              57     INDUSTRIALS--7.2%
                                                   -----------     3M Co.                                  1,675             145
                                                         6,353     Administaff, Inc.                       3,000              81
                                                   -----------     Advisory Board Co. (The)(2)             1,550              69
                                                                   Aercap Holdings N.V.(2)                 1,925              23
HEALTH CARE--8.3%                                                  Alamo Group, Inc.                       3,100              69
Accelrys, Inc.(2)                        7,250              50     Altra Holdings, Inc.(2)                 6,550              97
Alliance Healthcare Services,                                      Atlas Air Worldwide Holdings,
  Inc.(2)                               12,400              57       Inc.(2)(16)                           2,150             108
Amgen, Inc.(2)                           9,450             521     Boeing Co. (The)(16)                      890              59
AMN Healthcare Services, Inc.(2)        14,250              73     China Southern Airlines Co.,
AstraZeneca plc Sponsored                                            Ltd.(2)                                 725              21
  ADR(16)                                9,475             480     CIRCOR International, Inc.              1,550              49
Biogen Idec, Inc.(2)                     3,730             209     CNH Global N.V.(2)(16)                  5,510             202
Celgene Corp.(2)(16)                       870              50     Commercial Vehicle Group,
Centene Corp.(2)                         1,650              39       Inc.(2)                               4,850              49
Cubist Pharmaceuticals, Inc.(2)            800              19     Consolidated Graphics, Inc.(2)          2,650             110
Cyberonics, Inc.(2)                      2,700              72     Dycom Industries, Inc.(2)               9,050              90
Dr. Reddy's Laboratories Ltd.                                      EMCOR Group, Inc.(2)                    3,800              94
  ADR                                      950              31     Fly Leasing Ltd. ADR                    6,090              80
Eli Lilly & Co.                          8,900             325     General Electric Co.                   19,800             322
Endo Pharmaceuticals Holdings,                                     Griffon Corp.(2)                        4,500              55
  Inc.(2)(16)                            9,040             301     ITT Corp.(16)                           1,500              70
Forest Laboratories, Inc.(2)            12,900             399     Joy Global, Inc.                        5,000             352
Genoptix, Inc.(2)                        2,700              38     Kadant, Inc.(2)                         3,350              63
Gilead Sciences, Inc.(2)(16)             2,850             101     Koninklijke (Royal) Philips
GlaxoSmithKline plc Sponsored                                        Electronics NV                          975              31
  ADR                                    1,440              57     Layne Christensen Co.(2)                  900              23
Hospira, Inc.(2)                         1,300              74     Lockheed Martin Corp.                   4,850             346
Humana, Inc.(2)                         11,920             599     Mitsui & Co., Ltd. Sponsored
ICON plc Sponsored ADR(2)                1,535              33       ADR                                     200              60
Intuitive Surgical, Inc.(2)(16)            240              68     Northrop Grumman Corp.                  4,800             291
Johnson & Johnson                        5,900             366     Oshkosh Corp.(2)                        4,950             136
Medicines Co. (The)(2)                   2,200              31     Raytheon Co.                           10,550             482
Medicis Pharmaceutical Corp.                                       Regal-Beloit Corp.                      2,390             140
  Class A                                1,350              40     Shaw Group, Inc. (The)(2)               4,470             150
Molina Healthcare, Inc.(2)               3,100              84     Siemens AG Sponsored ADR                  770              81
Novartis AG ADR(16)                      4,100             236     Southwest Airlines Co.                  4,020              53
Novo Nordisk A/S Sponsored                                         Standex International Corp.             4,150             100
  ADR(16)                                  585              58
Omnicell, Inc.(2)                        4,150              54

             For footnote information see Footnote legend on page 2

                                                   VIRTUS BALANCED ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                      SHARES          VALUE                                             SHARES          VALUE
                                   -----------     -----------                                       -----------     -----------

INDUSTRIALS--(CONTINUED)                                           INFORMATION TECHNOLOGY--(CONTINUED)
TAL International Group, Inc.            4,750     $       115     LG Display Co., Ltd. ADR                1,145     $        20
Timken Co. (The)                         4,900             188     Measurement Specialties,
TrueBlue, Inc.(2)                        3,650              50       Inc.(2)                               5,400             100
UniFirst Corp.                           2,450             108     Microsoft Corp.                        17,815             436
URS Corp.(2)                             2,900             110     MKS Instruments, Inc.(2)                4,400              79
                                                   -----------     Oplink Communications, Inc.(2)          2,000              40
                                                         4,672     OPNET Technologies, Inc.                1,550              28
                                                   -----------     Oracle Corp.                           29,450             791
INFORMATION TECHNOLOGY--13.0%                                      Pericom Semiconductor Corp.(2)          4,100              36
ACI  Worldwide, Inc.(2)                  1,150              26     Polycom, Inc.(2)                          700              19
Actel Corp.(2)                           4,300              69     Red Hat, Inc.(2)                        3,400             139
Acxiom Corp.(2)                          8,100             128     RightNow Technologies, Inc.(2)          2,700              53
Advanced Analogic Technologies,                                    Riverbed Technology, Inc.(2)              600              27
  Inc.(2)                                6,500              23     SanDisk Corp.(2)(16)                    7,900             290
Akamai Technologies, Inc.(2)             2,600             130     SeaChange International,
Altera Corp.(16)                         3,675             111       Inc.(2)                               6,200              46
Amdocs Ltd.(2)                           3,640             104     Solarfun Power Holdings Co.
Anixter International, Inc.(2)           2,850             154       Ltd.(2)(16)                           3,165              42
Apple, Inc.(2)                           3,605           1,023     Symantec Corp.(2)                      10,400             158
Archipelago Learning, Inc.(2)            2,550              30     VMware, Inc. Class A(2)                 1,350             115
ARM Holdings plc Sponsored                                         Vocus, Inc.(2)                          4,550              84
  ADR(16)                                2,480              47                                                       -----------
Arris Group, Inc.(2)                     8,150              80                                                             8,416
AU Optronics Corp. Sponsored                                                                                         -----------
  ADR(2)(16)                             2,200              23
Benchmark Electronics, Inc.(2)           4,400              72     MATERIALS--4.9%
Blue Coat Systems, Inc.(2)               1,400              34     Agrium, Inc.                              760              57
Broadcom Corp. Class A                   5,155             182     Ashland, Inc.                           5,300             258
Check Point Software                                               BHP Billiton Ltd. Sponsored
  Technologies Ltd.(2)(16)               2,550              94       ADR(16)                                 525              40
Cirrus Logic, Inc.(2)                    2,350              42     Buckeye Technologies, Inc.              8,500             125
Cisco Systems, Inc.(2)                  26,835             588     CRH plc Sponsored ADR(16)               1,375              23
Cognizant Technology Solutions                                     Domtar Corp.(16)                        3,600             232
  Corp. Class A(2)                       2,175             140     Freeport-McMoRan Copper & Gold,
Coherent, Inc.(2)                        1,650              66       Inc.                                  8,125             694
Cree, Inc.(2)(16)                          850              46     International Paper Co.                 6,000             131
Dolby Laboratories, Inc. Class                                     Lubrizol Corp. (The)                    4,250             450
  A(2)                                   1,470              83     Minerals Technologies, Inc.             2,350             138
EMC Corp.(2)(16)                         5,250             107     Newmont Mining Corp.                    4,450             280
F5 Networks, Inc.(2)                     2,400             249     OM Group, Inc.(2)                         750              23
FUJIFILM Holdings Corp.                    680              22     Omnova Solutions, Inc.(2)               4,450              32
Google, Inc. Class A(2)(16)                590             310     PolyOne Corp.(2)                       18,000             218
GT Solar International, Inc.(2)          3,500              29     POSCO ADR(16)                             200              23
Hewlett-Packard Co.                      8,000             337     Rio Tinto plc ADR(16)                   1,220              72
Hitach Ltd. Sponsored ADR(2)(16)         1,660              73     Rock-Tenn Co. Class A                   5,950             296
IAC/InterActive Corp.(2)                 1,900              50     Ternium SA Sponsored ADR                1,200              39
Intel Corp.                             23,500             452                                                       -----------
International Business Machines                                                                                            3,131
  Corp.                                  5,900             791                                                       -----------
Intuit, Inc.(2)                          2,600             114
JDS Uniphase Corp.(2)                    4,150              51     TELECOMMUNICATION SERVICES--1.5%
Lawson Software, Inc.(2)                 3,900              33     American Tower Corp. Class A(2)         4,920             252
                                                                   AT&T, Inc.                             10,500             300

             For footnote information see Footnote legend on page 2

                                                   VIRTUS BALANCED ALLOCATION FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                      SHARES          VALUE                                             SHARES          VALUE
                                   -----------     -----------                                       -----------     -----------
TELECOMMUNICATION SERVICES--(CONTINUED)                            SECURITIES LENDING COLLATERAL--11.9%
Cbeyond, Inc.(2)                         3,100     $        40
China Unicom Hong Kong Ltd.(16)          1,225              18     BlackRock Institutional Money
City Telecom (H.K.) Ltd. ADR             1,675              21       Market Trust (seven-day
Deutsche Telekom AG Sponsored                                        effective yield 0.309%)(17)       2,044,718     $     2,045
  ADR                                    4,355              59     BlackRock Liquidity Funds
KT Corp. Sponsored ADR                   1,065              22       TempCash Portfolio -
Mobile TeleSystems OJSC                                              Institutional Shares
  Sponsored ADR                            855              18       (seven-day effective yield
Nippon Telegraph & Telephone                                         0.240%)(17)                       5,676,421           5,676
  Corp. ADR                              2,125              47     -------------------------------------------------------------
Rogers Communications, Inc.                                        TOTAL SECURITIES LENDING COLLATERAL
  Class B                                  490              18     (IDENTIFIED COST $7,721)                                7,721
SBA Communications Corp. Class                                     -------------------------------------------------------------
  A(2)(16)                               2,100              85
SK Telecom Co., Ltd. ADR                 1,835              32     TOTAL INVESTMENTS--113.2%
Telefonica S.A. Sponsored ADR              320              24     (IDENTIFIED COST $69,963)                              73,112(1)
                                                   -----------
                                                           936     Other assets and liabilities, net--(13.2)%             (8,537)
                                                   -----------                                                       -----------
                                                                   NET ASSETS--100.0%                                $    64,575
UTILITIES--1.0%                                                                                                      ===========
El Paso Electric Co.(2)                  4,850             115
Enersis SA Sponsored ADR(16)             2,250              53     ABBREVIATIONS:
Huaneng Power International,                                       ADR   American Depositary Receipt.
  Inc. Sponsored ADR                     2,170              54     FGIC  Financial Guaranty Insurance Company
National Grid plc Sponsored ADR          1,620              69     FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
NRG Energy, Inc.(2)                      9,300             194     FNMA  Federal National Mortgage Association ("Fannie Mae").
Southwest Gas Corp.                      5,550             186     GNMA  Government National Mortgage Association ("Ginnie Mae")
                                                   -----------     MBIA  Municipal Bond Insurance Association
                                                           671     REIT  Real Estate Investment Trust
--------------------------------------------------------------     REMIC Real Estate Mortgage Investment Conduit
TOTAL COMMON STOCKS
(IDENTIFIED COST $38,947)                               41,651
--------------------------------------------------------------
RIGHTS--0.0%
Deutsche Bank AG Exp.
  10/31/10(2)(7)                           830               3
--------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                         3
--------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $60,741)                               63,890
--------------------------------------------------------------
SHORT-TERM INVESTMENTS--2.3%

MONEY MARKET MUTUAL FUNDS--2.3%
AIM Short-Term Investment
  -Liquid Assets Portfolio
  (The) - Institutional Shares
  (seven-day effective yield
  0.230%)                                   2               --(15)
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares
  (seven-day effective yield
  0.229%)                            1,501,007           1,501
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,501)                                 1,501
--------------------------------------------------------------

             For footnote information see Footnote legend on page 2

                         VIRTUS BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/10 +
--------------------------------------------------------------------------------
United States                                                              92%
(includes short-term investments and securities lending collateral)
United Kingdom                                                              2
Bermuda                                                                     1
Israel                                                                      1
Japan                                                                       1
Switzerland                                                                 1
Other                                                                       2
--------------------------------------------------------------------------------
Total                                                                     100%
--------------------------------------------------------------------------------

+ % of total investments as of September 30, 2010

             For footnote information see Footnote legend on page 2

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments.):

($ reported in thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             LEVEL 2      LEVEL 3
                                                                            TOTAL VALUE AT                 SIGNIFICANT  SIGNIFICANT
                                                                             SEPTEMBER 30,     LEVEL 1      OBSERVABLE  UNOBSERVABLE
                                                                                  2010      QUOTED PRICES     INPUTS       INPUTS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Debt Securities:
     Asset-Backed Securities                                                $        2,124  $          --  $     2,124  $         --
     Corporate Bonds                                                                 6,710             --        6,710            --
     Mortgage-Backed Securities                                                     10,122             --       10,113             9
     U.S. Government Agency Obligations                                                722             --          722            --
     U.S. Government Securities                                                      2,558             --        2,558            --
Equity Securities:
     Common Stocks                                                                  41,651         41,651           --            --
     Rights                                                                              3             --           --             3
     Securities Lending Collateral                                                   7,721          5,676        2,045            --
     Short-Term Investments                                                          1,501          1,501           --            --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                           $       73,112  $      48,828  $    24,272  $         12
------------------------------------------------------------------------------------------------------------------------------------

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                                                 Mortgage-Backed
                                                                                Total              Securities             Rights
                                                                            ------------      -------------------     --------------

BALANCE AS OF DECEMBER 31, 2009:                                            $          -      $                 -     $            -

Accrued discounts (premiums)                                                           -                        -                  -
Realized gain (loss)                                                                   -                        -                  -
Change in unrealized appreciation (depreciation)                                       -                        -                  -
Net purchases (sales)(a)                                                               -                        -                  -
Transfers in and/or out of level 3(b)                                                 12                        9                  3
                                                                            ------------      -------------------     --------------

BALANCE AS OF SEPTEMBER 30, 2010:                                           $         12      $                 9     $            3
                                                                            ============      ===================     ==============

(a) Includes paydowns, if any.
(b) "Transfers in and/or out" represent the ending value as of September 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                        VIRTUS CORE EQUITY FUND
                                                       SCHEDULE OF INVESTMENTS
                                                    SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)


                                      SHARES          VALUE                                             SHARES          VALUE
                                   -----------     -----------                                       -----------     -----------

COMMON STOCKS--98.5%
                                                                   FINANCIALS--(CONTINUED)
CONSUMER DISCRETIONARY--14.1%                                      Endurance Specialty Holdings
Aeropostale, Inc.(2)(16)                24,550     $       571       Ltd.                                 36,600     $     1,457
Autoliv, Inc.(16)                       12,350             807     Goldman Sachs Group, Inc. (The)         2,980             431
Best Buy Co., Inc.                      14,100             576     JPMorgan Chase & Co.                   26,300           1,001
Big Lots, Inc.(2)(16)                   18,150             603     PNC Financial Services Group,
DIRECTV Class A(2)                      44,300           1,844       Inc.                                 20,150           1,046
Dollar Tree, Inc.(2)(16)                26,250           1,280     Travelers Cos., Inc. (The)             32,550           1,696
Macy's, Inc.                            50,850           1,174     Wells Fargo & Co.                      48,050           1,208
PetSmart, Inc.                          17,850             625                                                       -----------
Ross Stores, Inc.                        9,950             543                                                            11,808
Time Warner Cable, Inc.(16)              7,900             427                                                       -----------
TJX Cos., Inc. (The)(16)                39,450           1,761
TRW Automotive Holdings Corp.(2)        27,450           1,141     HEALTH CARE--14.3%
Whirlpool Corp.(16)                      4,450             360     Amgen, Inc.(2)                         26,400           1,455
                                                   -----------     AstraZeneca plc Sponsored
                                                        11,712       ADR(16)                              31,230           1,583
                                                   -----------     Biogen Idec, Inc.(2)                   10,450             586
                                                                   Eli Lilly & Co.                        34,700           1,267
CONSUMER STAPLES--9.3%                                             Endo Pharmaceuticals Holdings,
Colgate-Palmolive Co.                    8,650             665       Inc.(2)(16)                          20,150             670
Del Monte Foods Co.                    107,800           1,413     Forest Laboratories, Inc.(2)           38,050           1,177
Dr. Pepper Snapple Group, Inc.          33,200           1,179     Humana, Inc.(2)                        32,400           1,628
Lorillard, Inc.                         19,750           1,586     Johnson & Johnson                      22,450           1,391
Procter & Gamble Co. (The)               6,750             405     UnitedHealth Group, Inc.               39,850           1,399
Tyson Foods, Inc. Class A(16)           17,750             284     Watson Pharmaceuticals, Inc.(2)        15,850             671
Wal-Mart Stores, Inc.(16)               17,150             918                                                       -----------
Walgreen Co.(16)                        38,200           1,280                                                            11,827
                                                   -----------                                                       -----------
                                                         7,730
                                                   -----------     INDUSTRIALS--9.3%
                                                                   General Electric Co.                   77,600           1,261
ENERGY--8.9%                                                       Joy Global, Inc.                       18,950           1,333
Chevron Corp.                           13,050           1,058     Lockheed Martin Corp.                  18,300           1,304
Cimarex Energy Co.                      16,800           1,112     Northrop Grumman Corp.                 18,250           1,107
ConocoPhillips                           8,000             459     Raytheon Co.                           33,650           1,538
Exxon Mobil Corp.                       14,200             877     Timken Co. (The)                       18,650             715
National Oilwell Varco, Inc.            16,850             749     URS Corp.(2)                           11,400             433
Noble Corp.(16)                         40,500           1,369                                                       -----------
Occidental Petroleum Corp.              10,250             803                                                             7,691
Peabody Energy Corp.                    19,900             975                                                       -----------
                                                   -----------
                                                         7,402     INFORMATION TECHNOLOGY--17.8%
                                                   -----------     Apple, Inc.(2)                          8,650           2,454
                                                                   Broadcom Corp. Class A                 13,500             478
FINANCIALS--14.3%                                                  Cisco Systems, Inc.(2)                 55,700           1,220
American Financial Group, Inc.          32,800           1,003     Computer Sciences Corp.                   750              35
Ameriprise Financial, Inc.              17,800             842     Hewlett-Packard Co.                    30,400           1,279
Assurant, Inc.                          40,450           1,646     Intel Corp.                            79,900           1,536
Bank of Hawaii Corp.                    16,000             719     International Business Machines
CIT Group, Inc.(2)                      18,600             759       Corp.                                20,250           2,716
                                                                   Microsoft Corp.                        57,450           1,407
                                                                   Oracle Corp.                           71,900           1,931
                                                                   SanDisk Corp.(2)                       30,700           1,125
                                                                   Symantec Corp.(2)                      39,400             598
                                                                                                                     -----------
                                                                                                                          14,779
                                                                                                                     -----------


             For footnote information see Footnote legend on page 2

                   VIRTUS CORE EQUITY FUND
             SCHEDULE OF INVESTMENTS (CONTINUED)
                SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                      SHARES          VALUE
                                   -----------     -----------

MATERIALS--8.2%
Ashland, Inc.                           18,950     $       924
Domtar Corp.(16)                        14,000             904
Freeport-McMoRan Copper & Gold,
  Inc.                                  22,286           1,903
International Paper Co.                 22,850             497
Lubrizol Corp. (The)                    13,200           1,399
Newmont Mining Corp.                     8,900             559
Rock-Tenn Co. Class A                   12,100             603
                                                   -----------
                                                         6,789
                                                   -----------

TELECOMMUNICATION SERVICES--1.4%
AT&T, Inc.                              40,180           1,149
                                                   -----------

UTILITIES--0.9%
NRG Energy, Inc.(2)                     36,500             760
                                                   -----------
--------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $78,963)                               81,647
--------------------------------------------------------------
TOTAL LONG TERM
  INVESTMENTS--98.5%
(IDENTIFIED COST $78,963)                               81,647
--------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.0%

MONEY MARKET MUTUAL FUNDS--1.0%
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares
  (seven-day effective yield
  0.229%)                              788,379             788
                                                   -----------
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $788)                                     788
--------------------------------------------------------------
SECURITIES LENDING
  COLLATERAL--13.7%

BlackRock Institutional Money
  Market Trust
  (seven-day effective yield
  0.309%)(17)                        3,023,220           3,023
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares
  (seven-day effective yield
  0.240%)(17)                        8,392,879           8,393
--------------------------------------------------------------
TOTAL SECURITIES LENDING
  COLLATERAL
(IDENTIFIED COST $11,416)                               11,416
--------------------------------------------------------------

TOTAL INVESTMENTS--113.2%
(IDENTIFIED COST $91,167)                               93,851(1)

Other assets and liabilities,
  net--(13.2)%                                         (10,944)
                                                   -----------
NET ASSETS--100.0%                                 $    82,907
                                                   ===========

ABBREVIATIONS:
ADR   American Depositary Receipt.

             For footnote information see Footnote legend on page 2

                            VIRTUS CORE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/10 +
--------------------------------------------------------------------------------
United States                                                              95%
Bermuda                                                                     2
United Kingdom                                                              2
Switzerland                                                                 1
--------------------------------------------------------------------------------
Total                                                                     100%
--------------------------------------------------------------------------------

+ % of total investments as of September 30, 2010

             For footnote information see Footnote legend on page 2

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments.):

($ reported in thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            LEVEL 2
                                                                                          TOTAL VALUE AT                 SIGNIFICANT
                                                                                           SEPTEMBER 30,      LEVEL 1     OBSERVABLE
                                                                                               2010       QUOTED PRICES     INPUTS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Equity Securities:
     Common Stocks                                                                        $       81,647  $      81,647  $        --
     Securities Lending Collateral                                                                11,416          8,393        3,023
     Short-Term Investments                                                                          788            788           --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                         $       93,851  $      90,828  $     3,023
------------------------------------------------------------------------------------------------------------------------------------

There are no Level 3 (significant unobservable inputs) priced securities.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                             VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                       SHARES         VALUE
                                    -----------    -----------

PREFERRED STOCK--6.5%                                              Coca-Cola Femsa S.A.B. de C.V.
                                                                      Sponsored ADR (Mexico)(16)             57,227          4,476
CONSUMER STAPLES--3.4%                                             Colgate Palmolive India Ltd.
Companhia de Bebidas das Americas                                     (India)                               236,900          4,593
  ADR  2.94% (Brazil)                   188,537    $    23,337
                                                   -----------                                             SHARES         VALUE
                                                                                                        -----------    -----------
FINANCIALS--1.2%
Itau Unibanco Holding SA 144A                                      CONSUMER STAPLES--(CONTINUED)
  ADS. 2.40% (Brazil)(4)(7)              95,462          2,308     Dabur India Ltd. (India)               2,689,400    $     6,464
Itau Unibanco Holding SA ADR                                       Dairy Farm International Holdings
  2.40% (Brazil)                        246,651          5,964        Ltd. (Hong Kong)                      624,500          4,746
                                                   -----------     Distilleries Co. of Sri Lanka Ltd.
                                                         8,272        (Sri Lanka)                         2,230,085          3,578
                                                   -----------     Fomento Economico Mexicano S.A.B.
                                                                      de C.V. Sponsored ADR (Mexico)         96,364          4,889
UTILITIES--1.9%                                                    Gudang Garam Tbk PT (Indonesia)          451,500          2,610
AES Tiete SA 10.59% (Brazil)            712,922          9,464     Guinness Anchor Bhd (Malaysia)           835,299          2,267
Cia de Transmissao de Energia                                      Hengan International Group Co.,
  Eletrica Paulista 11.45%                                            Ltd. (China)                        1,010,568         10,075
  (Brazil)                              110,482          3,392     ITC Ltd. (India)                       4,971,504         19,727
                                                   -----------     Nestle India Ltd. (India)                159,556         12,009
                                                        12,856     Nestle Malaysia Bhd (Malaysia)           184,500          2,510
--------------------------------------------------------------     SABMiller plc (South Africa)             388,800         12,648
TOTAL PREFERRED STOCK                                              Shoprite Holdings Ltd. (South
(IDENTIFIED COST $34,007)                               44,465        Africa)                               804,663         11,423
--------------------------------------------------------------     Souza Cruz SA (Brazil)                   406,486         20,536
COMMON STOCKS--85.3%                                               Thai Beverage plc (Thailand)          13,091,400          2,738
                                                                   Tsingtao Brewery Co., Ltd. (China)     1,095,100          6,309
CONSUMER DISCRETIONARY--6.9%                                       Unilever Indonesia Tbk PT
Clicks Group Ltd. (South Africa)      1,381,600          8,761        (Indonesia)                         3,427,479          6,471
Cox & Kings India Ltd. (India)          206,895          2,620     Wal-Mart de Mexico S.A.B. de C.V.
Cyrela Brazil Realty SA (Brazil)        413,166          5,829        (Mexico)                            2,690,907          6,769
Genting Malaysia Bhd (Malaysia)       4,193,000          4,605     Want Want China Holdings Ltd.
Hero Honda Motors Ltd. (India)          172,250          7,122        (China)                             6,031,165          5,597
Kangwon Land, Inc. (Korea)              624,930         13,592                                                         -----------
MRV Engenharia e Participacoes SA                                                                                          204,802
  (Brazil)                              488,786          4,694                                                         -----------
Peace Mark Holdings Ltd. (Hong
  Kong)(2)(5)(7)                        464,100              0     ENERGY--2.9%
                                                   -----------     CNOOC Ltd. (China)                     6,133,075         11,888
                                                        47,223     Oil & Gas Development Co., Ltd.
                                                   -----------        (Pakistan)                          1,560,200          2,635
                                                                   PTT Exploration & Production plc
CONSUMER STAPLES--29.9%                                               (Thailand)                          1,047,600          5,316
AmorePacific Corp. (South Korea)         12,733         12,797                                                         -----------
Anadolu Efes Biracilik Ve Malt                                                                                              19,839
  Sanayii AS (Turkey)                   293,200          4,581                                                         -----------
British American Tobacco
  Bangladesh Co., Ltd.                                             FINANCIALS--20.5%
  (Bangladesh)                          128,870          1,295     Axis Bank Ltd. (India)                    65,700          2,247
British American Tobacco Bhd                                       Banco Compartamos S.A.B. de C.V.
  (Malaysia)                            274,200          4,306        (Mexico)                            1,417,137          9,025
British American Tobacco plc                                       Bank Rakyat Indonesia (Indonesia)      2,979,600          3,338
(Shares Traded on                                                  BM&F BOVESPA SA (Brazil)               1,184,249          9,911
London Exchange) (United Kingdom)       275,760         10,286     CETIP SA - Balcao Organizado de
British American Tobacco plc                                          Ativos e Derivativos (Brazil)(2)    1,020,963          9,956
(Shares Traded on Johannesburg                                     Commercial Bank of Ceylon plc (Sri
Exchange)(United Kingdom)               463,091         17,573        Lanka)                                870,700          2,205
Coca-Cola Femsa S.A.B. de C.V.                                     Credicorp Ltd. ADR (Peru)                 49,993          5,694
  Series L (Mexico)                     452,458          3,529     Delta Brac Housing Finance Corp.,
                                                                      Ltd. (Bangladesh)                      31,013          1,256
                                                                   Hong Kong Exchanges & Clearing
                                                                      Ltd. (Hong Kong)                      164,299          3,236


             For footnote information see Footnote legend on page 2

                                             VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)
($ reported in thousands)
Housing Development Finance Corp.                                 Semen Gresik (Persero) Tbk PT
  (India)                             1,699,375         27,728       (Indonesia)                        12,724,718         14,115
Housing Development Finance                                       Trans Hex Group Ltd. (South
  Corporation Bank Ltd.                                              Africa)(2)                             14,560              7
  (India)(14)                           541,612         30,005
                                                                                                          SHARES         VALUE
                                       SHARES         VALUE                                            -----------    -----------
                                    -----------    -----------
                                                                  MATERIALS--(CONTINUED)
FINANCIALS--(CONTINUED)                                           Yingde Gases Group Co., Ltd.
Infrastructure Development                                           (China)(2)                          4,302,957    $     4,065
  Finance Co., Ltd. (India)           1,405,800    $     6,343                                                        -----------
Itausa Investimentos SA (Brazil)        787,053          5,968                                                             29,450
Jammu & Kashmir Bank Ltd. (India)       131,850          2,363                                                        -----------
JSE Ltd. (South Africa)                 469,625          4,955
MCB Bank Ltd. (Pakistan)                494,260          1,079    TELECOMMUNICATION SERVICES--2.2%
Remgro Ltd. (South Africa)              423,300          6,624    MTN Group Ltd. (South Africa)            459,363          8,304
Shriram Transport Finance Co.,                                    Philippine Long Distance Telephone
  Ltd. (India)                          369,700          6,383       Co. Sponsored ADR (Philippines)       115,931          6,940
Yes Bank Ltd. (India)                   323,890          2,524                                                        -----------
                                                   -----------                                                             15,244
                                                       140,840                                                        -----------
                                                   -----------
                                                                  UTILITIES--2.2%
HEALTH CARE--1.1%                                                 China Resources Gas Group Ltd.
Cipla Ltd. (India)                      605,734          4,345       (Bermuda)                           2,016,008          2,967
Sun Pharmaceutical Industries                                     CPFL Energia SA (Brazil)                 243,987          5,609
  Ltd. (India)                           70,099          3,152    Light SA (Brazil)                        390,398          4,989
                                                   -----------    NTPC Ltd. (India)                        344,178          1,662
                                                         7,497                                                        -----------
                                                   -----------                                                             15,227
                                                                  ---------------------------------------------------------------
INDUSTRIALS--5.9%                                                 TOTAL COMMON STOCKS
Beijing Enterprises Holdings Ltd.                                 (IDENTIFIED COST $465,569)                              585,376
  (China)                             1,321,197          9,400    ---------------------------------------------------------------
Bharat Electronics Ltd. (India)          68,938          2,669    TOTAL LONG TERM INVESTMENTS--91.8%
Bharat Heavy Electricals Ltd.                                     (IDENTIFIED COST $499,576)                              629,841
  (India)                               115,698          6,382    ---------------------------------------------------------------
Elbit Systems Ltd. (Israel)             103,400          5,510
Jain Irrigation Systems Ltd.                                      SHORT-TERM INVESTMENTS--6.7%
  (India)                               224,825          5,950
Keells (John) Holdings plc (Sri                                   MONEY MARKET MUTUAL FUNDS--6.7%
  Lanka)                              1,230,600          3,622    Dreyfus Cash Management Fund -
Taiwan Secom Co., Ltd. (Taiwan)       2,778,100          4,748       Institutional Shares (seven-day
Weg SA (Brazil)                         228,500          2,513       effective yield 0.210%)            46,012,729         46,013
                                                   -----------                                                        -----------
                                                        40,794    ---------------------------------------------------------------
                                                   -----------    TOTAL SHORT-TERM INVESTMENTS
                                                                  (IDENTIFIED COST $46,013)                                46,013
INFORMATION TECHNOLOGY--9.4%                                      ---------------------------------------------------------------
Baidu.com, Inc. Sponsored ADR                                     SECURITIES LENDING COLLATERAL--0.0%
  (China)(2)                             93,500          9,595
Cielo SA (Brazil)                     1,013,327          8,744    Dreyfus Cash Advantage Fund -
Financial Technologies India Ltd.                                    Institutional Shares (seven day
  (India)                                86,700          2,223       effective yield 0.250%)(17)            41,000             41
NetEase.Com, Inc. ADR (China)(2)        222,603          8,779    ---------------------------------------------------------------
NHN Corp. (Korea)(2)                     45,850          7,881    TOTAL SECURITIES LENDING COLLATERAL
Redecard SA (Brazil)                    997,349         15,573    (IDENTIFIED COST $41)                                        41
Tencent Holdings Ltd. (China)           236,000          5,159    ---------------------------------------------------------------
Totvs SA Com NPV (Brazil)                85,531          6,506
                                                   -----------
                                                        64,460    TOTAL INVESTMENTS--98.5%
                                                   -----------    (IDENTIFIED COST $545,630)                              675,895(1)

MATERIALS--4.3%                                                   Other assets and liabilities,
Asian Paints Ltd. (India)               109,718          6,503       net--1.5%                                             10,097
Engro Corp., Ltd. (Pakistan)          1,334,500          2,694                                                        -----------
Fauji Fertilizer Co., Ltd.                                        NET ASSETS--100.0%                                  $   685,992
  (Pakistan)                          1,700,400          2,066                                                        ===========

                                                                  ABBREVIATIONS:
                                                                  ADR   American Depositary Receipt.
                                                                  ADS   American Depositary Share.

             For footnote information see Footnote legend on page 2

                                             VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

At September 30, 2010, the Fund had entered into forward currency contracts as follows:

                                                                                                                        Unrealized
                                                                                                                       Appreciation
Contracts to Receive             In Exchange For         Counterparty         Settlement Date          Value          (Depreciation)
--------------------             ---------------         ------------         ---------------          -----          --------------
BRL           21,372      USD             11,543           Citibank               12/02/10            $12,461                   $918
GBP            4,706      USD              7,479           Citibank               11/17/10             $7,390                  $(89)
INR          195,444      USD              4,186           Citibank               11/18/10             $4,311                   $125
INR          143,265      USD              3,068           Citibank               11/18/10             $3,160                    $92
INR          133,197      USD              2,842           Citibank               11/18/10             $2,937                    $95
INR          273,398      USD              5,794           Citibank               11/18/10             $6,029                   $235
                                                                                                                               -----
                                                                                                                               1,376
                                                                                                                               -----

                                                                                                                         Unrealized
                                                                                                                       Appreciation
Contracts to Sell                In Exchange For         Counterparty         Settlement Date          Value          (Depreciation)
--------------------             ---------------         ------------         ---------------          -----          --------------
BRL            8,011      USD              4,207           Citibank              12/02/10              $4,671                 $(464)
BRL           13,361      USD              7,028           Citibank              12/02/10              $7,791                 $(763)
GBP            4,706      USD              6,874           Citibank              11/17/10              $7,390                 $(516)
INR          203,516      USD              4,426           Citibank              11/18/10              $4,488                  $(62)
INR          541,788      USD             11,714           Citibank              11/18/10             $11,948                 $(234)
                                                                                                                             -------
                                                                                                                             (2,039)
                                                                                                                             -------
                                                                                                                               (663)

FOREIGN CURRENCIES:
BRL   Brazil Real
GBP   United Kingdom Pound Sterling
INR   Indian Rupee
USD   United States Dollar

             For footnote information see Footnote legend on page 2

                   VIRTUS EMERGING MARKETS OPPORTUNITIES FUND
                             SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/10 +
---------------------------------------------------------------------------------
India                                                                        24%
Brazil                                                                       22
China                                                                        10
South Africa                                                                  8
United States
(includes short-term investments and securities
lending collateral)                                                           7
Mexico                                                                        4
United Kingdom                                                                4
Other                                                                        21
---------------------------------------------------------------------------------
Total                                                                      100%
---------------------------------------------------------------------------------

+ % of total investments as of September 30, 2010

             For footnote information see Footnote legend on page 2

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments.):

($ reported in thousands)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                         LEVEL 2       LEVEL 3
                                                                        TOTAL VALUE AT                 SIGNIFICANT  SIGNIFICANT
                                                                         SEPTEMBER 30,     LEVEL 1     OBSERVABLE   UNOBSERVABLE
                                                                             2010       QUOTED PRICES    INPUTS        INPUTS
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Equity Securities:
    Common Stocks                                                       $      585,376  $     585,376  $        --  $          0*(b)
    Preferred Stock                                                             44,465         42,157           --         2,308
    Securities Lending Collateral                                                   41             41           --            --
    Short-Term Investments                                                      46,013         46,013           --            --
--------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                       $      675,895  $     673,587  $        --  $      2,308
--------------------------------------------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS:
    Forward Currency Contracts**                                        $         (663) $          --  $      (663) $         --
--------------------------------------------------------------------------------------------------------------------------------

*  Level 3 Common Stock valued at zero at end of the period.
** Valued at the unrealized appreciation (depreciation) on the investments.

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                                                     Common             Preferred
                                                                                Total                 Stock               Stocks
                                                                            ------------       --------------         --------------

BALANCE AS OF DECEMBER 31, 2009:                                            $          -       $            0(b)      $            -

Accrued discounts (premiums)                                                           -                    -                      -

Realized gain (loss)                                                                   -                    -                      -

Change in unrealized appreciation (depreciation)                                       -                    -                      -

Net purchases (sales)                                                                  -                    -                      -

Transfers in and/or out of level 3(a)                                              2,308                    0                  2,308

                                                                            ------------       --------------         --------------

BALANCE AS OF SEPTEMBER 30, 2010:                                           $      2,308       $            0(b)      $        2,308
                                                                            ============       ==============         ==============

(a) "Transfers in and/or out" represent the ending value as of September 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b) Level 3 Common Stocks have a beginning and ending value of $0.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                      VIRTUS VALUE EQUITY FUND
                                                      SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                      SHARES          VALUE                                             SHARES          VALUE
                                   -----------     -----------                                       -----------     -----------

COMMON STOCKS--99.1%                                               FINANCIALS--(CONTINUED)
                                                                   Berkshire Hathaway, Inc.
CONSUMER DISCRETIONARY--11.9%                                        Class B(2)                            9,400     $       777
Advance Auto Parts, Inc.                16,600     $       974     Capital One Financial Corp.(16)        22,000             870
Aeropostale, Inc.(2)                    49,200           1,144     CIT Group, Inc.(2)                     18,300             747
Autoliv, Inc.(16)                       27,800           1,816     CME Group, Inc. Class A                 7,300           1,901
Big Lots, Inc.(2)(16)                   34,200           1,137     Endurance Specialty Holdings
DIRECTV Class A(2)                      28,100           1,170       Ltd.                                 49,600           1,974
Ford Motor Co.(2)(16)                  107,400           1,315     Goldman Sachs Group, Inc. (The)         3,700             535
Macy's, Inc.                            57,500           1,328     JPMorgan Chase & Co.                   78,500           2,988
News Corp. Class A                      50,300             657     NASDAQ OMX Group, Inc. (The)(2)        39,300             764
Ross Stores, Inc.                        9,300             508     PNC Financial Services Group,
Time Warner Cable, Inc.                 11,300             610       Inc.                                 48,700           2,528
TJX Cos., Inc. (The)(16)                47,600           2,124     Prosperity Bancshares, Inc.(16)        22,500             731
TRW Automotive Holdings Corp.(2)        41,700           1,733     Senior Housing Properties Trust        67,000           1,574
Viacom, Inc. Class B                    22,100             800     Travelers Cos., Inc. (The)             59,100           3,079
Whirlpool Corp.(16)                     15,900           1,287     Wells Fargo & Co.                     168,000           4,222
                                                   -----------                                                       -----------
                                                        16,603                                                            35,014
                                                   -----------                                                       -----------

CONSUMER STAPLES--7.3%                                             HEALTH CARE--16.0%
Del Monte Foods Co.                    180,100           2,361     Amgen, Inc.(2)                         36,200           1,995
Dr. Pepper Snapple Group, Inc.          62,300           2,213     AstraZeneca plc Sponsored ADR(16)      49,100           2,489
Lorillard, Inc.                         10,300             827     Biogen Idec, Inc.(2)                   17,800             999
Procter & Gamble Co. (The)              27,500           1,649     Eli Lilly & Co.                        91,300           3,335
Walgreen Co.(16)                        94,800           3,176     Endo Pharmaceuticals Holdings,
                                                   -----------       Inc.(2)(16)                          83,800           2,785
                                                        10,226     Forest Laboratories, Inc.(2)           85,500           2,645
                                                   -----------     Humana, Inc.(2)                        57,400           2,884
                                                                   Johnson & Johnson                      22,400           1,388
ENERGY--12.0%                                                      McKesson Corp.                         15,100             933
Chevron Corp.                           63,000           5,106     UnitedHealth Group, Inc.               84,800           2,977
Cimarex Energy Co.                      17,700           1,171                                                       -----------
ConocoPhillips                          37,910           2,177                                                            22,430
Murphy Oil Corp.                        13,300             824                                                       -----------
National Oilwell Varco, Inc.            62,500           2,779
Noble Corp.(16)                         59,100           1,997     INDUSTRIALS--7.2%
Occidental Petroleum Corp.              23,300           1,825     General Electric Co.                  149,000           2,421
Oil States International,                                          Joy Global, Inc.                       30,600           2,152
  Inc.(2)(16)                           18,300             852     L-3 Communications Holdings, Inc.      20,000           1,445
                                                   -----------     Lockheed Martin Corp.                  13,100             934
                                                        16,731     Raytheon Co.                           38,200           1,746
                                                   -----------     URS Corp.(2)                           35,600           1,352
                                                                                                                     -----------
FINANCIALS--25.0%                                                                                                         10,050
ACE Ltd.(16)                            17,400           1,013                                                       -----------
American Financial Group, Inc.          70,600           2,159
Ameriprise Financial, Inc.              27,400           1,297     INFORMATION TECHNOLOGY--5.2%
Arch Capital Group Ltd.(2)              34,400           2,883     Hewlett-Packard Co.                    22,400             942
Assurant, Inc.                          71,100           2,894     Intel Corp.                            91,800           1,765
Bank of America Corp.                   81,400           1,067     International Business Machines
Bank of Hawaii Corp.                    22,500           1,011       Corp.                                14,700           1,972
                                                                   Novellus Systems, Inc.(2)              45,100           1,199
                                                                   SanDisk Corp.(2)                       21,700             795

             For footnote information see Footnote legend on page 2

                                                      VIRTUS VALUE EQUITY FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                      SHARES          VALUE
                                   -----------     -----------
                                                                   TOTAL INVESTMENTS--115.2%
INFORMATION TECHNOLOGY--(CONTINUED)                                (IDENTIFIED COST $156,243)                            161,157(1)
Tyco Electronics Ltd.                   23,300     $       681
                                                   -----------     Other assets and liabilities, net--(15.2)%            (21,239)
                                                         7,354                                                       -----------
                                                   -----------     NET ASSETS--100.0%                                $   139,918
                                                                                                                     ===========
MATERIALS--8.0%
Ashland, Inc.                           42,800           2,088     ABBREVIATIONS:
Crown Holdings, Inc.(2)                 63,300           1,814     ADR   American Depositary Receipt.
Domtar Corp.(16)                         9,800             633
Freeport-McMoRan Copper & Gold,
  Inc.                                  22,800           1,947
International Paper Co.                 77,700           1,690
Lubrizol Corp. (The)                    28,500           3,020
                                                   -----------
                                                        11,192
                                                   -----------

TELECOMMUNICATION SERVICES--3.8%
AT&T, Inc.                              87,387           2,500
Verizon Communications, Inc.(16)        85,100           2,773
                                                   -----------
                                                         5,273
                                                   -----------

UTILITIES--2.7%
NextEra Energy, Inc.                    22,300           1,213
NRG Energy, Inc.(2)                     74,000           1,541
Pinnacle West Capital Corp.             26,000           1,073
                                                   -----------
                                                         3,827
--------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $133,786)                             138,700
--------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $133,786)                             138,700
--------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.9%

MONEY MARKET MUTUAL FUNDS--0.9%
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares
  (seven-day effective
  yield 0.229%)                      1,284,925           1,285
                                                   -----------
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,285)                                 1,285
--------------------------------------------------------------

SECURITIES LENDING COLLATERAL--15.2%

BlackRock Institutional Money
  Market Trust (seven-day
  effective yield 0.309%)(17)        5,606,681           5,607
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares
  (seven-day effective yield
  0.240%)(17)                       15,564,925          15,565
--------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $21,172)                               21,172
--------------------------------------------------------------

             For footnote information see Footnote legend on page 2

                            VIRTUS VALUE EQUITY FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/10+
--------------------------------------------------------------------------------
United States
(includes short-term investments and securities lending collateral)        93%
Bermuda                                                                     3
Switzerland                                                                 2
United Kingdom                                                              2
--------------------------------------------------------------------------------
Total                                                                     100%
--------------------------------------------------------------------------------

+ % of total investments as of September 30, 2010


             For footnote information see Footnote legend on page 2

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments.):

($ reported in thousands)
--------------------------------------------------------------------------------------------------------------------
                                                                                                           LEVEL 2
                                                                          TOTAL VALUE AT                 SIGNIFICANT
                                                                           SEPTEMBER 30,      LEVEL 1     OBSERVABLE
                                                                               2010       QUOTED PRICES     INPUTS
--------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Equity Securities:
    Common Stocks                                                        $       138,700  $     138,700  $        --
    Securities Lending Collateral                                                 21,172         15,565        5,607
    Short-Term Investments                                                         1,285          1,285           --
--------------------------------------------------------------------------------------------------------------------
Total Investments                                                        $       161,157  $     155,550  $     5,607
--------------------------------------------------------------------------------------------------------------------

There are no Level 3 (significant unobservable inputs) priced securities.


                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                    VIRTUS HIGH YIELD INCOME FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------

CORPORATE BONDS--93.7%                                             CONSUMER DISCRETIONARY--(CONTINUED)

CONSUMER DISCRETIONARY--22.3%                                      Penske Automotive Group, Inc.
ArvinMeritor, Inc. 8.125%,                                           7.750%, 12/15/16                $       250     $       245
 9/15/15                           $       376     $       383     Pinafore LLC / Pinafore, Inc.
Ashtead Capital, Inc. 144A                                           144A 9.000%, 10/1/18 (4)                 74              78
  9.000%, 8/15/16 (4)                      358             372     Quiksilver, Inc. 6.875%, 4/15/15          200             191
AutoNation, Inc. 6.750%, 4/15/18            55              57     QVC, Inc. 144A 7.375%,
Baldor Electric Co. 8.625%,                                          10/15/20 (4)                            250             260
  2/15/17                                  225             242     Regal Cinemas Corp. 8.625%,
Brunswick Corp. 144A 11.250%,                                        7/15/19                                 354             373
  11/1/16 (4)                              250             289     Sally Holdings LLC / Sally
Building Materials Corp. of                                          Capital, Inc. 10.500%, 11/15/16         335             368
  America 144A 6.875%,                                             Scientific Games International,
  8/15/18 (4)                               74              73       Inc. 9.250%, 6/15/19                    223             238
Cablevision Systems Corp.                                          Service Corp. International
  8.000%, 4/15/20                           25              27       7.625%, 10/1/18                         250             269
Central Garden & Pet Co. 8.250%,                                     8.000%, 11/15/21                        140             151
  3/1/18                                   340             349     Sinclair Broadcast Group, Inc.
Cinemark USA, Inc. 8.625%,                                           8.000%, 3/15/12                         225             226
  6/15/19                                  315             337     Sinclair Television Group, Inc.
Continental Airlines, Inc. 144A                                      144A 8.375%, 10/15/18 (4)                37              37
  6.750%, 9/15/15 (4)                       74              75     Sirius XM Radio, Inc. 144A
CSC Holdings, Inc. 144A 8.625%,                                      8.750%, 4/1/15 (4)                      350             374
  2/15/19 (4)                              220             249     Titan International, Inc. 144A
Dillard's, Inc. 6.625%, 1/15/18            310             301       7.875%, 10/1/17 (4)                     117             119
Eastman Kodak Co. 144A 9.750%,                                     TRW Automotive, Inc. 144A
  3/1/18 (4)                               125             122       8.875%, 12/1/17 (4)                     330             363
Education Management LLC /                                         United Artists Theatre Circuit,
  Education Management Finance                                       Inc.
  Corp. 8.750%, 6/1/14                      79              79       Series BE-9 9.300%,
  10.250%, 6/1/16                           38              39         7/1/15(5)(7)                            4               4
FTI Consulting, Inc. 144A                                            Series BD-1 9.300%,
  6.750%, 10/1/20 (4)                       33              33         7/1/15(5)(7)                          112             108
Gannett Co., Inc. 144A 9.375%,                                       Series 95-A 9.300%,
  11/15/17 (4)                             250             274         7/1/15(5)(7)                          127             122
Gaylord Entertainment Co.                                          Unitymedia Hessen GmbH & Co. KG
  6.750%, 11/15/14                         250             246       / Unitymedia NRW GmbH 144A
Geo Group, Inc. (The) 144A                                           8.125%, 12/1/17 (4)                     390             408
  7.750%, 10/15/17 (4)                     350             369     Wendy's/Arby's Restaurants LLC
Goodyear Tire & Rubber Co. (The)                                     10.000%, 7/15/16                        300             321
  10.500%, 5/15/16                         125             142     Wynn Las Vegas LLC / Wynn Las
Great Canadian Gaming Corp. 144A                                     Vegas Capital Corp.
  7.250%, 2/15/15 (4)                      125             128       7.875%, 11/1/17                         350             377
Hanesbrands, Inc. 8.000%,                                            144A 7.750%, 8/15/20(4)                  31              33
  12/15/16                                 145             154                                                       -----------
Hertz Corp. (The) 144A 7.500%,                                                                                            11,372
  10/15/18 (4)                              36              36                                                       -----------
Intelsat Corp. 9.250%, 6/15/16              82              88
Jarden Corp. 7.500%, 5/1/17                215             224     CONSUMER STAPLES--6.4%
Lamar Media Corp. Series C                                         Ingles Markets, Inc. 8.875%,
  6.625%, 8/15/15                          245             249       5/15/17                                 240             260
Lear Corp. 7.875%, 3/15/18                 300             319     Alliance One International, Inc.
Marina District Finance Co., Inc.                                    10.000%, 7/15/16                        135             147
  144A 9.500%, 10/15/15(4)                 328             320     B&G Foods, Inc. 7.625%, 1/15/18           140             146
  144A 9.875%, 8/15/18(4)                   36              35     Campofrio Food Group SA 144A
MGM Resorts International 144A                                       8.250%, 10/31/16 (4)                    250EUR          356
  9.000%, 3/15/20 (4)                      250             264     Chiquita Brands International,
Mobile Mini, Inc. 6.875%, 5/1/15           250             246       Inc.
Nebraska Book Co., Inc. 10.000%,                                     8.875%, 12/1/15                         350             362
  12/1/11                                   45              46     Constellation Brands, Inc.
Netflix, Inc. 8.500%, 11/15/17             125             140       7.250%, 9/1/16                          185             198
Penn National Gaming, Inc.                                         Cott Beverages USA, Inc. 144A
  8.750%, 8/15/19                          375             400       8.125%, 9/1/18 (4)                       18              19

             For footnote information see Footnote legend on page 2

                                                   VIRTUS HIGH YIELD INCOME FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------

CONSUMER STAPLES--(CONTINUED)                                      ENERGY--(CONTINUED)
Cott Beverages, Inc. 144A 8.375%,                                  MarkWest Energy Partners LP /
  11/15/17 (4)                     $       160     $       170       MarkWest Energy Finance Corp.
Dean Foods Co. 7.000%, 6/1/16              400             394       Series B 6.875%, 11/1/14        $       140     $       143
Prestige Brands, Inc. 8.250%,                                      New World Resources NV 144A
  4/1/18                                   125             130       7.875%, 5/1/18 (4)                      250EUR          354
Revlon Consumer Products Corp.                                     Parker Drilling Co. 144A 9.125%,
  9.750%, 11/15/15                         350             369       4/1/18 (4)                              125             127
Smithfield Foods, Inc.                                             Penn Virginia Resource Partners
  144A 10.000%, 7/15/14(4)                  50              58       LP / Penn Virginia Resource
  7.750%, 7/1/17                           365             372       Finance Corp. 8.250%, 4/15/18           353             368
SUPERVALU, Inc. 8.000%, 5/1/16             250             253     Pioneer Drilling Co. 144A
                                                   -----------       9.875%, 3/15/18 (4)                     125             128
                                                         3,234     Pride International, Inc.
                                                   -----------       8.500%, 6/15/19                         120             139
                                                                   Range Resources Corp. 7.500%,
ENERGY--16.0%                                                        10/1/17                                 125             134
Arch Coal, Inc. 8.750%, 8/1/16             125             138     Regency Energy Partners LP/
Berry Petroleum Co. 10.250%,                                         Regency Energy Finance Corp.
  6/1/14                                   168             190       144A 9.375%, 6/1/16 (4)                 125             138
Bill Barrett Corp. 9.875%,                                         Rosetta Resources, Inc. 144A
  7/15/16                                  216             237       9.500%, 4/15/18 (4)                     250             259
Brigham Exploration Co. 144A                                       Swift Energy Co. 8.875%, 1/15/20          250             262
  8.750%, 10/1/18 (4)                      109             113     Targa Resources Partners LP /
Bristow Group, Inc. 7.500%,                                          Targa Resources Partners
  9/15/17                                  120             124       Finance Corp. 144A 7.875%,
Chesapeake Energy Corp. 7.250%,                                      10/15/18 (4)                             86              90
  12/15/18                                 250             271     Tesoro Corp. 9.750%, 6/1/19               125             138
Compagnie Generale de                                              Whiting Petroleum Corp. 6.500%,
  Geophysique-Veritas 9.500%,                                        10/1/18                                  19              20
  5/15/16                                  575             624                                                       -----------
Complete Production Services,                                                                                              8,128
  Inc. 8.000%, 12/15/16                    245             254                                                       -----------
Comstock Resources, Inc. 8.375%,
  10/15/17                                 345             357     FINANCIALS--7.6%
Concho Resources, Inc. 8.625%,                                     Ally Financial, Inc. 0.000%,
  10/1/17                                  250             266       6/15/15                                 590             426
Copano Energy LLC / Copano Energy                                  Cardtronics, Inc. 8.250%, 9/1/18          118             125
  Finance Corp. 8.125%, 3/1/16             203             208     CEDC Finance Corp. International,
Crosstex Energy LP / Crosstex                                        Inc. 144A 9.125%, 12/1/16 (4)           310             335
  Energy Finance Corp. 8.875%,                                     CIT Group, Inc. 7.000%, 5/1/17            525             516
  2/15/18                                  160             168     Fidelity National Information
Denbury Resources, Inc. 9.750%,                                      Services, Inc.
  3/1/16                                   234             264       144A 7.625%, 7/15/17(4)                  61              65
El Paso Corp. 8.250%, 2/15/16              230             257       144A 7.875%, 7/15/20(4)                   9              10
Frontier Oil Corp. 8.500%,                                         Ford Motor Credit Co., LLC
  9/15/16                                  235             246       7.000%, 4/15/15                         225             241
Gulfmark Offshore, Inc. 7.750%,                                      8.125%, 1/15/20                         475             547
  7/15/14                                  365             368     Hertz Corp. (The) 8.875%, 1/1/14          250             258
Harvest Operations Corp. 144A                                      Host Hotels & Resorts LP
  6.875%, 10/1/17 (4)                       18              18       Series O 6.375%, 3/15/15                 90              92
Helix Energy Solutions Group,                                      ING Capital Funding Trust III
  Inc. 144A 9.500%, 1/15/16 (4)            250             254       8.439%, 12/31/49(3)                     210             203
Holly Corp. 9.875%, 6/15/17                350             372     International Lease Finance
Inergy LP / Inergy Finance Corp.                                     Corp.
  8.750%, 3/1/15                           233             253       144A 8.625%, 9/15/15(4)                  20              21
Inergy LP Inergy / Finance Corp.                                     144A 8.750%, 3/15/17(4)                 370             398
  144A 7.000%, 10/1/18 (4)                  21              22       8.875%, 9/1/17                          175             190
International Coal Group, Inc.                                     Martin Midstream Partners LP /
  9.125%, 4/1/18                           250             267       Martin Midstream Finance Corp.
Key Energy Services, Inc. 8.375%,                                    144A 8.875%, 4/1/18 (4)                 250             252
  12/1/14                                  375             397
Linn Energy LLC / Linn Energy
  Finance Corp. 144A 8.625%,
  4/15/20 (4)                              150             160

             For footnote information see Footnote legend on page 2

                                                   VIRTUS HIGH YIELD INCOME FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------

FINANCIALS--(CONTINUED)                                            INDUSTRIALS--(CONTINUED)
Pinnacle Foods Finance LLC /                                       Columbus McKinnon Corp. 8.875%,
  Pinnacle Foods Finance Corp.                                       11/1/13                         $       250     $       256
  144A 8.250%, 9/1/17 (4)          $       130     $       132     Deluxe Corp. 7.375%, 6/1/15               120             124
Ventas Realty LP / Ventas Capital                                  Dycom Investments, Inc. 8.125%,
  Corp. Series 1 6.500%, 6/1/16             70              73       10/15/15                                250             257
                                                   -----------     DynCorp International, Inc. 144A
                                                         3,884       10.375%, 7/1/17 (4)                     228             228
                                                   -----------     EnergySolutions,
                                                                     Inc./EnergySolutions LLC 144A
HEALTH CARE--8.8%                                                    10.750%, 8/15/18 (4)                    110             119
Alere, Inc. 9.000%, 5/15/16                425             440     Gardner Denver, Inc. 8.000%,
Biomet, Inc. 11.625%, 10/15/17             130             145       5/1/13                                  115             118
BioScrip, Inc. 10.250%, 10/1/15            250             257     Gibraltar Industries, Inc.
Community Health Systems, Inc.                                       Series B 8.000%, 12/1/15                375             368
  8.875%, 7/15/15                          250             266     Goodman Global Group, Inc.
Elan Finance plc/ Elan Finance                                       0.000%, 12/15/14                        325             210
  Corp. 144A 8.750%, 10/15/16 (4)          254             258     Great Lakes Dredge & Dock Corp.
Gentiva Health Services, Inc.                                        7.750%, 12/15/13                        125             126
  144A 11.500%, 9/1/18 (4)                  53              57     H&E Equipment Services, Inc.
Healthsouth Corp. 8.125%, 2/15/20          375             392       8.375%, 7/15/16                         250             251
Mylan, Inc. 144A 7.875%,                                           HeidelbergCement AG 8.500%,
  7/15/20 (4)                              350             377       10/31/19                                250EUR          365
NBTY, Inc. 144A 9.000%,                                            Interactive Data Corp. 144A
  10/1/18 (4)                               50              53       10.250%, 8/1/18 (4)                     221             238
Omnicare, Inc. 7.750%, 6/1/20              117             120     Interline Brands, Inc. 8.125%,
Patheon, Inc. 144A 8.625%,                                           6/15/14                                 250             259
  4/15/17 (4)                              250             258     Iron Mountain, Inc. 8.375%,
Res-Care, Inc. 7.750%, 10/15/13            250             256       8/15/21                                 210             228
Select Medical Corp. 7.625%,                                       Kansas City Southern de Mexico
  2/1/15                                   355             348       SA de CV 144A 8.000%,
Talecris Biotherapeutics Holdings                                    2/1/18 (4)                              125             135
  Corp. 7.750%, 11/15/16                   300             332     Live Nation Entertainment, Inc.
Tenet Healthcare Corp. 144A                                          144A 8.125%, 5/15/18 (4)                250             254
  8.000%, 8/1/20 (4)                       272             272     Manitowoc Co., Inc. (The)
Universal Health Services Escrow                                     9.500%, 2/15/18                         209             220
  Corp. 144A 7.000%, 10/1/18 (4)            16              17     MasTec, Inc. 7.625%, 2/1/17               250             251
Valeant Pharmaceuticals                                            Moog, Inc. 7.250%, 6/15/18                110             112
  International 144A 7.625%,                                       National Money Mart Co. 10.375%,
  3/15/20 (4)                              270             344       12/15/16                                225             241
Valeant Pharmaceuticals                                            Oshkosh Corp. 8.500%, 3/1/20              125             136
  International, Inc.                                              PHH Corp. 144A 9.250%,
  144A 6.750%, 10/1/17(4)                   16              16       3/1/16 (4)                              117             122
  144A 7.000%, 10/1/20(4)                   16              16     PHI, Inc. 144A 8.625%,
Warner Chilcott Co. LLC / Warner                                     10/15/18 (4)                            136             134
  Chilcott Finance LLC 144A 7.750%,                                Reynolds Group Issuer, Inc. /
  9/15/18 (4)                              261             269       Reynolds Group Issuer LLC 144A
                                                   -----------       7.750%, 10/15/16 (4)                    120             123
                                                         4,493     SPX Corp. 144A 6.875%,
                                                   -----------       9/1/17 (4)                               66              70
                                                                   TransDigm, Inc. 7.750%, 7/15/14           100             102
INDUSTRIALS--12.8%                                                 Triumph Group, Inc. 8.000%,
Alliant Techsystems, Inc. 6.875%,                                    11/15/17                                240             247
  9/15/20                                   17              17     WESCO Distribution, Inc. 7.500%,
Altra Holdings, Inc. 8.125%,                                         10/15/17                                245             246
  12/1/16                                  240             251                                                       -----------
BE Aerospace, Inc.                                                                                                         6,505
  8.500%, 7/1/18                           250             273                                                       -----------
  6.875%, 10/1/20                           16              16
Belden, Inc. 144A 9.250%, 6/15/19                                  INFORMATION TECHNOLOGY--1.8%
  (4)                                      376             408     Advanced Micro Devices, Inc.
                                                                     8.125%, 12/15/17                        325             345
                                                                     144A 7.750%, 8/1/20(4)                   17              18
                                                                   Equinix, Inc. 8.125%, 3/1/18              225             241
                                                                   SunGard Data Systems, Inc.
                                                                     9.125%, 8/15/13                         245             251


             For footnote information see Footnote legend on page 2

                                                   VIRTUS HIGH YIELD INCOME FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------

INFORMATION TECHNOLOGY--(CONTINUED)                                TELECOMMUNICATION SERVICES--(CONTINUED)
Viasat, Inc. 8.875%, 9/15/16       $        50     $        54     Wind Acquisition Holdings
                                                   -----------       Finance S.p.A. PIK Interest
                                                           909       Capitalization 144A 12.250%,
                                                   -----------       7/15/17 (4)                     $       279     $       300
                                                                   Windstream Corp.
MATERIALS--4.8%                                                      7.000%, 3/15/19                         675             665
Ferro Corp. 7.875%, 8/15/18                162             169       144A 7.750%, 10/15/20(4)                 73              74
Glatfelter (P.H.) Co. 7.125%,                                                                                        -----------
  5/1/16                                   250             256                                                             5,070
Huntsman International LLC                                                                                           -----------
  8.625%, 3/15/20                          250             260
  144A 8.625%, 3/15/21(4)                   19              20     UTILITIES--3.2%
Nalco Finance Holdings, Inc.                                       AES Corp. 8.000%, 10/15/17                250             271
  9.000%, 2/1/14(3)                        132             136     AmeriGas Partners LP / AmeriGas
Nova Chemicals Corp. 8.625%,                                         Eagle Finance Corp. 7.125%,
  11/1/19                                  195             208       5/20/16                                 120             126
Olin Corp. 8.875%, 8/15/19                 225             245     Ferrellgas Partners LP
PE Paper Escrow GmbH 144A                                            9.125%, 10/1/17                         200             218
  12.000%, 8/1/14 (4)                      300             347       8.625%, 6/15/20                         150             162
PolyOne Corp. 7.375%, 9/15/20               33              34     GenOn Escrow Corp. 144A 9.875%,
Solutia, Inc. 7.875%, 3/15/20              245             263       10/15/20 (4)                            248             238
Steel Dynamics, Inc. 144A 7.625%,                                  NRG Energy, Inc.
  3/15/20 (4)                              125             130       7.375%, 1/15/17                         395             406
Texas Industries, Inc. 144A                                          144A 8.250%, 9/1/20(4)                   33              34
  9.250%, 8/15/20 (4)                      235             245     PNM Resources, Inc. 9.250%,
Westlake Chemical Corp. 6.625%,                                      5/15/15                                 162             175
  1/15/16                                  140             142                                                       -----------
                                                   -----------                                                             1,630
                                                         2,455     -------------------------------------------------------------
                                                   -----------     TOTAL CORPORATE BONDS
                                                                   (IDENTIFIED COST $44,833)                              47,680
TELECOMMUNICATION SERVICES--10.0%                                  -------------------------------------------------------------
Cincinnati Bell, Inc. 8.250%,                                      TOTAL LONG TERM INVESTMENTS--93.7%
  10/15/17                                 250             254     (IDENTIFIED COST $44,833)                              47,680
Citizens Communications Corp.                                      -------------------------------------------------------------
  7.125%, 3/15/19                           77              79                                         SHARES           VALUE
Frontier Communications Corp.                                                                        -----------     -----------
  8.125%, 10/1/18                          475             521
Gannett Co., Inc. 144A 7.125%,                                     SHORT-TERM INVESTMENTS--5.4%
  9/1/18 (4)                                32              32
GCI, Inc. 8.625%, 11/15/19                 245             263     MONEY MARKET MUTUAL FUNDS--5.4%
Global Crossing Ltd. 12.000%,                                      BlackRock Liquidity Funds
  9/15/15                                  240             272       TempFund Portfolio -
Hughes Network Systems LLC /                                         Institutional Shares (seven-
  Hughes Network Systems Finance                                     day effective yield 0.229%)       2,734,691           2,735
  Corp. 9.500%, 4/15/14                    370             385                                                       -----------
MetroPCS Wireless, Inc.                                            -------------------------------------------------------------
  9.250%, 11/1/14                          125             131     TOTAL SHORT-TERM INVESTMENTS
  7.875%, 9/1/18                           138             143     (IDENTIFIED COST $2,735)                                2,735
Nextel Communications, Inc.                                        -------------------------------------------------------------
  Series C 5.950%, 3/15/14                 250             250
NII Capital Corp. 8.875%,                                          TOTAL INVESTMENTS--99.1%
  12/15/19                                 335             374     (IDENTIFIED COST $47,568)                              50,415(1)
PAETEC Holding Corp. 9.500%,
  7/15/15                                  235             241     Other Assets and Liabilities--0.9%                        460
Qwest Communications                                                                                                 -----------
  International, Inc. 8.000%,                                      NET ASSETS--100.0%                                $    50,875
  10/1/15                                  250             272                                                       ===========
SBA Telecommunications, Inc.
  8.250%, 8/15/19                          108             119     ABBREVIATIONS:
tw telecom holdings, Inc. 8.000%,
  3/1/18                                   250             263     PIK   Payment-in-Kind Security
Virgin Media Finance plc 8.375%,
  10/15/19                                 325             358
West Corp. 144A 8.625%,
  10/1/18 (4)                               72              74

             For footnote information see Footnote legend on page 2

                                                   VIRTUS HIGH YIELD INCOME FUND
                                                SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

At September 30, 2010, the Fund had entered into forward currency contracts as follows:

                                                                                        Unrealized
                                                                                       Appreciation
Contracts to Sell         In Exchange for   Counterparty   Settlement Date   Value    (Depreciation)
-----------------         ---------------   ------------   ---------------   ------   --------------
EUR          750    USD               953    BNY Mellon        10/29/10      $1,022             $(69)


FOREIGN CURRENCIES:
EUR   European Currency Unit
USD   United States Dollar

             For footnote information see Footnote legend on page 2

                         VIRTUS HIGH YIELD INCOME FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/10 +
--------------------------------------------------------------------------------
United States (includes short-term investments)                            90%
Canada                                                                      2
France                                                                      1
Germany                                                                     1
Ireland                                                                     1
Spain                                                                       1
United Kingdom                                                              1
Other                                                                       3
--------------------------------------------------------------------------------
Total                                                                     100%
--------------------------------------------------------------------------------

+ % of total investments as of September 30, 2010

             For footnote information see Footnote legend on page 2

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments.):

($ reported in thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             LEVEL 2       LEVEL 3
                                                                            TOTAL VALUE AT                 SIGNIFICANT  SIGNIFICANT
                                                                             SEPTEMBER 30,     LEVEL 1     OBSERVABLE   UNOBSERVABLE
                                                                                 2010       QUOTED PRICES    INPUTS        INPUTS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Debt Securities:
   Corporate Bonds                                                          $       47,680  $          --  $    47,446  $        234
Equity Securities:
   Short-Term Investments                                                            2,735          2,735           --            --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                           $       50,415  $       2,735  $    47,446  $        234
------------------------------------------------------------------------------------------------------------------------------------
OTHER FINANCIAL INSTRUMENTS:
   Forward Currency Contracts*                                              $         (69)  $          --  $      (69)  $         --
------------------------------------------------------------------------------------------------------------------------------------

* Valued at the unrealized appreciation (depreciation) on the investments.

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                                                                Corporate Bonds
                                                                                               ------------------

BALANCE AS OF DECEMBER 31, 2009:                                                              $              252

Accrued discounts (premiums)                                                                                   1
Realized gain (loss)                                                                                           -
Change in unrealized appreciation (depreciation)                                                              16
Net purchases (sales) (a)                                                                                    (35)
Transfers in and/or out of level 3(b)                                                                          -

                                                                                               ------------------

BALANCE AS OF SEPTEMBER 30, 2010:                                                             $              234
                                                                                               ==================

(a) Includes paydowns, if any.

(b) "Transfers in and/or out" represent the ending value as of September 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                              VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE        VALUE                                             PAR VALUE        VALUE
                                    -----------    -----------                                         -----------    -----------
                                                                    Participation Certificates
U.S. GOVERNMENT SECURITIES--25.5%                                   09-20B,1, 4.760%, 2/1/29           $       460    $       505
                                                                    Participation Certificates
U.S. Treasury Bond                                                  09-20F, 1, 4.950%, 6/1/29                  617            683
  8.125%, 8/15/19                   $       320    $       468    ---------------------------------------------------------------
  6.250%, 8/15/23                         1,000          1,354    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
U.S. Treasury Inflation Indexed                                   (IDENTIFIED COST $15,287)                                16,405
  Bond 1.250%, 7/15/20(13)                  360            378    ---------------------------------------------------------------
U.S. Treasury Note
  2.000%, 11/30/13                          502            523    MUNICIPAL BONDS--0.3%
  1.875%, 4/30/14                            95             98
  4.000%, 2/15/15                           320            360    LOUISIANA--0.3%
  2.500%, 4/30/15                         1,000          1,060    Public Facilities Authority,
  4.625%, 11/15/16                          675            793      System Restoration Projects
  3.750%, 11/15/18(16)                    1,510          1,687      Taxable Series 08-ELL, A1
  3.625%, 8/15/19                           400            440      4.500%, 2/1/14                             110            111
  3.375%, 11/15/19                        2,050          2,208                                                        -----------
--------------------------------------------------------------    ---------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES                                  TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $8,908)                                 9,369    (IDENTIFIED COST $110)                                      111
--------------------------------------------------------------    ---------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS--44.6%                         MORTGAGE-BACKED SECURITIES--27.2%

FDIC Guaranteed                                                   AGENCY--27.1%
  Morgan Stanley 3.250%, 12/1/11          1,100          1,136    FHLMC 5.581%, 4/1/37(3)                      167            178
  Wells Fargo & Co. 3.000%,                                       FHLMC (Interest Only) 202 6.500%,
  12/9/11                                   500            515      4/1/29                                      54              9
  Bank of America Corp. Series L                                  FNMA
  2.100%, 4/30/12                         1,120          1,148      1.000%, 9/23/13                            725            728
  General Electric Capital Corp.                                    11.000%, 12/1/15                             6              7
  2.200%, 6/8/12                          1,000          1,028      5.500%, 6/1/28                             653            697
  JPMorgan Chase & Co. 2.200%,                                      6.500%, 5/1/36                             274            304
  6/15/12                                 1,000          1,028      5.000%, 2/1/38                             528            556
  Goldman Sachs Group, Inc.                                         5.000%, 6/1/40                             630            666
  3.250%, 6/15/12                         1,000          1,046    FNMA Grantor Trust
FDIC Structured Sale Guaranteed                                     01-T2, A 5.780%, 11/25/10                   66             66
  Notes 10-LA1, A2 144A 0.000%,                                     02-T3, B 5.763%, 12/25/11                2,000          2,118
  10/25/12 (4)                              500            486    FNMA REMIC (Interest Only) 97-20
FFCB                                                                1.840%, 3/25/27 (3)(5)                     402             12
  3.875%, 10/7/13                         1,000          1,091    GNMA
  2.625%, 4/17/14                         1,000          1,054      8.000%, 3/15/23                              5              6
FHLB                                                                7.000%, 8/15/23                             50             56
  1.625%, 3/20/13                           115            118      3.125%, 10/20/25(3)                          6              6
  5.500%, 7/15/36                           480            587      8.000%, 11/15/26                            53             62
FHLMC                                                               5.500%, 1/15/33                            327            354
  2.125%, 3/23/12                         1,000          1,025    GNMA Structured Securities
  4.500%, 7/15/13                           775            855      04-45, A 4.020%, 12/16/21                  413            421
  4.125%, 9/27/13                           900            987      05-9, A 4.026%, 5/16/22                     71             72
FNMA 3.625%, 8/15/11                        700            720      02-53, B 5.552%, 5/16/26                    18             19
Israel Government AID Bond                                          06-9, A 4.201%, 8/16/26                    309            317
  5.500%, 9/18/23                         1,500          1,851      04-78, C 4.658%, 4/16/29                   250            268
Small Business Administration
  09-P10A,1 4.727%, 2/10/19                 514            542

             For footnote information see Footnote legend on page 2

                                              VIRTUS INTERMEDIATE GOVERNMENT BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                     PAR VALUE        VALUE       TOTAL INVESTMENTS--100.4%
                                    -----------    -----------    (IDENTIFIED COST $34,943)                                36,896(1)

AGENCY--(CONTINUED)                                               Other Assets and Liabilities--(0.4)%                       (134)
  07-75, A 4.747%, 4/16/29          $       300    $       309                                                        -----------
  03-88, CA 4.746%, 1/16/30                 265            279    NET ASSETS--100.0%                                  $    36,762
  06-63, A 4.255%, 2/16/32                  321            338                                                        ===========
  03-48, C 4.891%, 7/16/34                1,000          1,113
  08-78, C 4.420%, 1/16/37                  620            677    ABBREVIATIONS:
  05-79, B 4.646%, 8/16/39                  285            302    FDIC  Federal Deposit Insurance Corporation
                                                   -----------    FFCB  Federal Farm Credit Bank
                                                         9,940    FHLB  Federal Home Loan Bank
                                                   -----------    FHLMC Federal Home Loan Mortgage Corporation ("Freddie Mac").
                                                                  FNMA  Federal National Mortgage Association ("Fannie Mae").
NON-AGENCY--0.1%                                                  GNMA  Government National Mortgage Association ("Ginnie Mae")
Structured Asset Securities Corp.                                 REMIC Real Estate Mortgage Investment Conduit
  98-RF3, A (Interest Only) 144A
  6.100%, 6/15/28 (4)(6)                    313             41
                                                   -----------
--------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,656)                                 9,981
--------------------------------------------------------------
ASSET-BACKED SECURITIES--0.8%

AEP Texas Central Transition
  Funding LLC 06-A, A5 5.306%,
  7/1/20                                    250            298
--------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $250)                                     298
--------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $34,211)                               36,164
--------------------------------------------------------------

                                       SHARES         VALUE
                                    -----------    -----------

SHORT-TERM INVESTMENTS--1.0%

MONEY MARKET MUTUAL FUNDS--1.0%
AIM Short-Term Investment
  Treasury Portfolio (The) -
  Institutional Shares (seven-day
  effective yield 0.060%)                 1,652              2
BlackRock Liquidity Funds FedFund
  Portfolio - Institutional
  Shares (seven - day effective
  yield 0.086%)                         384,212            384
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $386)                                     386
--------------------------------------------------------------
SECURITIES LENDING COLLATERAL--1.0%

BlackRock Institutional Money
  Market Trust (seven-day
  effective yield 0.309%)(17)            91,661             92
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares (seven-day
  effective yield 0.240%)(17)           254,464            254
--------------------------------------------------------------
TOTAL SECURITIES LENDING COLLATERAL
(IDENTIFIED COST $346)                                     346
--------------------------------------------------------------

             For footnote information see Footnote legend on page 2

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments.):

($ reported in thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             LEVEL 2      LEVEL 3
                                                                            TOTAL VALUE AT                 SIGNIFICANT  SIGNIFICANT
                                                                             SEPTEMBER 30,     LEVEL 1      OBSERVABLE  UNOBSERVABLE
                                                                                  2010      QUOTED PRICES     INPUTS       INPUTS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Debt Securities:
     Asset-Backed Securities                                                $          298  $          --  $       298  $         --
     Mortgage-Backed Securities                                                      9,981             --        9,929            52
     Municipal Bonds                                                                   111             --          111            --
     U.S. Government Agency Obligations                                             16,405             --       16,405            --
     U.S. Government Securities                                                      9,369             --        9,369            --
Equity Securities:
     Securities Lending Collateral                                                     254            254           --            --
     Short-Term Investments                                                            478            386           92            --
 -----------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                           $       36,896  $         640  $    36,204  $         52
 -----------------------------------------------------------------------------------------------------------------------------------

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value

                                                                                         Mortgage-Backed
                                                                                           Securities
                                                                                        -----------------


BALANCE AS OF DECEMBER 31, 2009:                                                        $             -

Accrued discounts (premiums)                                                                          -
Realized gain (loss)                                                                                  -
Change in unrealized appreciation (depreciation)
Net purchases (sales)(a)                                                                              -
Transfers in and/or out of level 3(b)                                                                52

                                                                                        -----------------
BALANCE AS OF SEPTEMBER 30, 2010:                                                       $            52
                                                                                        =================

(a) Includes paydowns,if any.
(b) "Transfers in and/or out" represent the ending value as of September 30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.


                                              VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------

MUNICIPAL BONDS(11)--99.4%                                        ILLINOIS--(CONTINUED)
                                                                  Educational Facilities Authority
ALABAMA--12.3%                                                      University of Chicago
Jefferson County Limited                                            Series A, 5.250%, 7/1/22         $     3,000     $     3,246
  Obligation                                                      State Finance Authority,
  Series A, 5.250%, 1/1/17         $     6,000     $     5,713      KishHealth System Obligated
  Series A, 5.500%, 1/1/21               2,415           2,233      Group, Series 08, 4.750%,
Marshall County Health Care                                         10/1/18                                  700             741
  Authority Series A, 6.250%,                                     State Toll Highway Authority
  1/1/22                                   770             793      Series A-1 (AGM Insured)
State Drinking Water Finance                                        5.000%, 1/1/21                         1,550           1,699
  Authority Series 02-A, (AMBAC                                   University of Illinois,
  Insured) 5.000%, 8/15/14               2,875           2,992      Auxiliary Facilities Series
                                                   -----------      A, 5.000%, 4/1/23                      1,500           1,641
                                                        11,731    University of Illinois, South
                                                   -----------      Farms Project (NATL, FGIC
                                                                    Insured) 5.250%, 9/1/20                2,000           2,150
ARIZONA--3.8%                                                                                                        -----------
Salt Verde Financial Corp.                                                                                                10,561
  Series 07, 5.250%, 12/1/20             2,400           2,507                                                       -----------
State School Facilities Board
  Certificates of Participation                                   INDIANA--4.1%
  Series 08, 5.250%, 9/1/23              1,000           1,087    Indiana University
                                                   -----------      (AMBAC Insured) 5.250%,
                                                         3,594      11/15/17                               1,055           1,188
                                                   -----------      Series A, 5.250%, 6/1/23               1,320           1,556
                                                                  Indianapolis Local Public
CALIFORNIA--5.9%                                                    Improvement Bond Bank (AGM
City of Lodi Wastewater System                                      Insured) 5.000%, 1/1/22                1,000           1,147
  Certificates of Participation                                                                                      -----------
  Series A, (NATL Insured)                                                                                                 3,891
  5.500%, 10/1/18                        1,535           1,709                                                       -----------
Health Facility Authority,
  Catholic Health System Series                                   IOWA--3.7%
  K, 5.125%, 7/1/22                      1,755           1,838    State of Iowa,
State of California                                                 Prison Infrastructure Funding
  5.000%, 10/1/23                        1,000           1,002      5.000%, 6/15/22                        1,000           1,166
  6.000%, 11/1/35                        1,000           1,119      State Jobs Program Series A
                                                   -----------      5.000%, 6/1/23                         2,075           2,411
                                                         5,668                                                       -----------
                                                   -----------                                                             3,577
                                                                                                                     -----------
COLORADO--5.8%
Gunnison Watershed School                                         MARYLAND--3.9%
  District No. 1-J Series 09,                                     City of Baltimore, Convention
  5.250%, 12/1/22                          500             585      Center Series 06-A, (XLCA
Public Authority For Colorado                                       Insured) 5.250%, 9/1/23                2,500           2,505
  Energy, Natural Gas Purchase                                    State Health & Higher
  Series 08, 6.125%, 11/15/23            1,740           1,955      Educational Facilities
University of Colorado Series A,                                    Authority, Anne Arundel
  5.625%, 6/1/22                         2,500           3,018      Health System Series A,
                                                   -----------      6.750%, 7/1/29                         1,000           1,181
                                                         5,558                                                       -----------
                                                   -----------                                                             3,686
                                                                                                                     -----------
FLORIDA--1.1%
Miami Dade County Educational                                     MASSACHUSETTS--2.9%
  Facilities Authority,                                           Commonwealth of Massachusetts
  University of Miami Series A,                                     Series C, (AGM Insured)
  5.250%, 4/1/18                         1,000           1,098      5.250%, 8/1/23                         1,000           1,159
                                                   -----------    State Educational Financing
                                                                    Authority, I Series A,
ILLINOIS--11.1%                                                     5.500%, 1/1/22                         1,500           1,630
Development Finance Authority                                                                                        -----------
  DePaul University Series C,                                                                                              2,789
  5.625%, 10/1/20                        1,000           1,084                                                       -----------

                                                                  MICHIGAN--5.5%
                                                                  City of Detroit Sewer Disposal
                                                                    Series Lien B, (AGM Insured)
                                                                    7.500%, 7/1/33                         2,500           3,055

             For footnote information see Footnote legend on page 2

                                              VIRTUS INTERMEDIATE TAX-EXEMPT BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE        VALUE
                                   -----------     -----------                                       -----------     -----------

MICHIGAN--(CONTINUED)                                             PUERTO RICO--8.0%
City of Detroit Water Supply                                      Commonwealth of Puerto Rico,
  System Series A, (AGM insured)                                    Electric Power Authority,
  5.000%, 7/1/23                   $     1,000     $     1,045      Series ZZ 5.250%, 7/1/22         $     3,000     $     3,361
State of Michigan Highway                                         Commonwealth Sales Tax Financing
  Improvements (AGM Insured)                                        Corp. First Sub - Series B,
  5.250%, 9/15/19                        1,015           1,142      6.125%, 8/1/29                         4,000           4,229
                                                   -----------                                                       -----------
                                                         5,242                                                             7,590
                                                   -----------                                                       -----------

MISSOURI--1.8%                                                    TENNESSEE--1.2%
State Health & Educational                                        Metropolitan Government of
  Facilities Authority St. Louis                                    Nashville & Davidson County
  University Series A-1, 0.290%,                                    Convention Center Authority,
  10/1/35 (3)                            1,700           1,700      Series A-1, 5.000%, 7/1/21             1,000           1,119
                                                   -----------                                                       -----------

NEBRASKA--1.2%                                                    TEXAS--2.5%
University of Nebraska Lincoln                                    State Municipal Gas Acquisition
  College Series A, 5.000%,                                         & Supply Corp. II 0.820%,
  7/1/22                                 1,000           1,149      9/15/27(3)                             3,000           2,359
                                                   -----------                                                       -----------

NEW JERSEY--3.2%                                                  WISCONSIN--3.6%
State Economic Development                                        State of Wisconsin Series A,
  Authority, Series O, 5.250%,                                      6.000%, 5/1/33                         3,000           3,446
  3/1/21                                 2,725          3,008                                                        -----------
                                                   -----------    --------------------------------------------------------------
                                                                  TOTAL MUNICIPAL BONDS
NEW YORK--8.4%                                                    (IDENTIFIED COST $91,234)                               94,742
City of New York Series C,                                        --------------------------------------------------------------
  0.270%, 10/1/23 (3)                    2,000           2,000    TOTAL LONG TERM INVESTMENTS--99.4%
City of New York, Industrial                                      (IDENTIFIED COST $91,234)                               94,742
  Development Agency, Queens                                      --------------------------------------------------------------
  Baseball Stadium Project
  (AMBAC Insured) 5.000%, 1/1/20           900             916                                             SHARES       VALUE
  (AGC Insured) 6.125%, 1/1/29             500             572                                            --------   -----------
City of New York, Municipal Water
  Finance Authority, Water &                                      SHORT-TERM INVESTMENTS--1.8%
  Sewer Series A-09,
  5.500%, 6/15/21                          500             609    MONEY MARKET MUTUAL FUNDS--1.8%
  5.500%, 6/15/22                          525             635    AIM Tax-Free Cash Reserve
  5.625%, 6/15/24                        1,050           1,269      Portfolio (The) -
  5.750%, 6/15/40                        1,000           1,150      Institutional Shares
New York State Dormitory                                            (seven-day effective yield
  Authority 5.000%, 7/1/23                 750             854      0.100%)                              378,976             379
                                                   -----------    Goldman Sachs Financial Square
                                                         8,005      Funds - Tax-Free Money Market
                                                   -----------      Fund - Institutional Shares
                                                                    (seven-day effective yield
OHIO--4.8%                                                          0.150%)                            1,326,256           1,326
Franklin County, American Chemical                                --------------------------------------------------------------
  Society Project Development                                     TOTAL SHORT-TERM INVESTMENTS
  5.500%, 10/1/12                        4,600           4,600    (IDENTIFIED COST $1,705)                                 1,705
                                                   -----------    --------------------------------------------------------------

PENNSYLVANIA--4.6%                                                TOTAL INVESTMENTS--101.2%
State Turnpike Commission                                         (IDENTIFIED COST $92,939)                               96,447(1)
  Authority, 0.000%, 12/1/34             1,250             987
State Turnpike Commission                                         Other assets and liabilities, net--(1.2)%               (1,148)
  Authority, Sub-Series C,                                                                                           -----------
  (AGC Insured) 6.000%, 6/1/23           1,000           1,187    NET ASSETS--100.0%                                 $    95,299
  Sub - Series B2, 5.750%,                                                                                           ===========
  6/1/39                                 2,000           2,197
                                                   -----------    ABBREVIATIONS:
                                                         4,371    AGC/AG   Assured Guaranty Municipal Corp. formerly Financial
                                                   -----------             Security Assurance, Inc. ("FSA")
                                                                  AMBAC    American Municipal Bond Assurance Corporation.
                                                                  FGIC     Financial Guaranty Insurance Company
                                                                  NATL     National Public Finance Guarantee Corp.
                                                                  XLCA     XL Capital Assurance


             For footnote information see Footnote legend on page 2

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments.):

($ reported in thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          LEVEL 2
                                                                                         TOTAL VALUE AT                 SIGNIFICANT
                                                                                          SEPTEMBER 30,     LEVEL 1      OBSERVABLE
                                                                                               2010      QUOTED PRICES     INPUTS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Debt Securities:
    Municipal Bonds                                                                      $       94,742  $          --  $     94,742
Equity Securities:
    Short-Term Investments                                                                        1,705          1,705            --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                        $       96,447  $       1,705  $     94,742
------------------------------------------------------------------------------------------------------------------------------------

There are no Level 3 (significant unobservable inputs) priced securities.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                VIRTUS SHORT/INTERMEDIATE BOND FUND
                                                      SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------
U.S. GOVERNMENT SECURITIES--12.0%                                  AGENCY--(CONTINUED)
                                                                     7.000%, 1/15/24                 $        21     $        24
U.S. Treasury Inflation Indexed                                      7.000%, 9/15/24                          26              29
  Bond 1.250%, 7/15/20(13)         $       960     $     1,007       7.000%, 7/15/25                          24              27
U.S. Treasury Note                                                   7.000%, 7/15/25                          11              12
  4.000%, 2/15/15                        1,340           1,506       7.000%, 7/15/25                          17              19
  4.625%, 11/15/16(16)                   4,810           5,651                                                       -----------
  3.625%, 8/15/19                          600             660                                                             2,098
  3.375%, 11/15/19                       1,100           1,185                                                       -----------
--------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES                                   NON-AGENCY--22.0%
(IDENTIFIED COST $9,384)                                10,009     Adjustable Rate Mortgage Trust
--------------------------------------------------------------       05-11, 2A42 3.609%, 2/25/36 (3)       4,455           1,821
MUNICIPAL BONDS--2.2%                                              Bear Stearns Commercial Mortgage
                                                                     Securities, Inc.
LOUISIANA--1.4%                                                      06-PW14, A4 5.201%, 12/11/38            935             987
Local Government Environmental                                       07-PW15, A2 5.205%, 2/11/44           1,450           1,492
  Facilities & Community                                           Countrywide Alternative Loan
  Development Authority, 1.520%,                                     Trust
  2/1/18                                   285             289       04-22CB, 1A1 6.000%, 10/25/34         1,396           1,427
Public Facilities Authority,                                         04-24CB, 1A1 6.000%, 11/25/34         1,001           1,005
  System Restoration Projects                                      Deutsche Alt-A Securities, Inc.
  Taxable Series 08-ELL, A1                                          05-3, 4A5 5.250%, 6/25/35               679             638
  4.500%, 2/1/12                           854             866     DLJ Mortgage Acceptance Corp.
                                                   -----------       96-I, (Principal Only) 144A
                                                         1,155       0.000%, 9/18/11 (4)(6)                    3               3
                                                   -----------     First Horizon Alternative
                                                                     Mortgage Security 05-FA8,
OHIO--0.8%                                                           1A18 5.500%, 11/25/35                   750             667
State of Ohio Build America                                        GMAC Mortgage Corp. Loan Trust
  Infrastructure ProjectsTaxable                                     05-AR3, 3A3 3.222%,
  Series 2 3.000%, 6/15/15                 680             709       6/19/35 (3)                             508             491
                                                   -----------     Greenwich Capital Commercial
--------------------------------------------------------------       Funding Corp. 07-GG9, A4
TOTAL MUNICIPAL BONDS                                                5.444%, 3/10/39                       1,000           1,054
(IDENTIFIED COST $1,819)                                 1,864     GSR Mortgage Loan Trust 04 -10F,
--------------------------------------------------------------       1A1 4.500%, 8/25/19                     125             127
MORTGAGE-BACKED SECURITIES--24.5%                                  Lehman Brothers-UBS Commercial
                                                                     Mortgage Trust 05-C5, A3
AGENCY--2.5%                                                         4.964%, 9/15/30                         797             843
FNMA                                                               MASTR Alternative Loans Trust
  1.000%, 9/23/13                        1,180           1,185       04-10, 3A1 5.000%, 9/25/19              889             897
  6.000%, 5/1/16                           210             227     Morgan Stanley Capital I 06-T23,
  10.500%, 12/1/16                           1               1       A2 5.912%, 8/12/41 (3)                1,770           1,915
  5.000%, 5/1/18                           276             298     Morgan Stanley Mortgage Loan
  9.000%, 10/1/25                            1               2       Trust 06-7, 5A2 5.962%,
FNMA REMIC                                                           6/25/36                               1,800           1,038
  97-70, PE 0.000%, 4/25/22                171             163     Residential Funding Mortgage
  (Interest Only) 97-20 1.840%,                                      Securities II, Inc. 01-HS2, A5
    3/25/27(3)(5)                        1,151              34       7.420%, 4/25/31                         193             177
GNMA                                                               Residential Funding Securities
  7.000%, 6/15/23                           26              29       LLC 03-RM2, AII 5.000%,
  7.000%, 7/15/23                            4               4       5/25/18                                 720             743
  7.000%, 9/15/23                           32              36     Structured Asset Securities Corp.
  7.000%, 9/15/23                            7               8

             For footnote information see Footnote legend on page 2

                                                 VIRTUS SHORT/INTERMEDIATE BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------
NON-AGENCY--(CONTINUED)                                            ENERGY--(CONTINUED)
  98-RF3, A (Interest Only) 144A                                   Dominion Resources, Inc. 2.250%,
  6.100%, 6/15/28(4)(6)            $       787     $       102       9/1/15                          $       660     $       666
  03-34A, 6A 4.403%, 11/25/33(3)         1,142           1,058                                                       -----------
  05-2XS, 2A2 1.756%, 2/25/35(3)           720             543                                                             2,306
Washington Mutual Alternative                                                                                        -----------
  Mortgage Pass-Through
  Certificates 05-6, 2A7 5.500%,                                   FINANCIALS--20.4%
  8/25/35                                1,405           1,308     American Express Credit Corp.
                                                   -----------       2.750%, 9/15/15                         650             654
                                                        18,336     AvalonBay Communities, Inc.
--------------------------------------------------------------       5.750%, 9/15/16                         425             483
TOTAL MORTGAGE-BACKED SECURITIES                                   Bank of America Corp. 6.250%,
(IDENTIFIED COST $23,873)                               20,434       4/15/12                               1,065           1,136
--------------------------------------------------------------     Boeing Capital Corp. 3.250%,
ASSET-BACKED SECURITIES--12.5%                                       10/27/14                                725             775
                                                                   Capital One Financial Corp.
Ally Auto Receivables Trust 10-2,                                    6.150%, 9/1/16                          980           1,074
  A4 2.090%, 5/15/15                     1,100           1,128     Caterpillar Financial Service
Avis Budget Rental Car                                               Corp. 5.125%, 10/12/11                1,000           1,046
  Funding/AESOP LLC 09-2A, A                                       ConocoPhillips Canada Funding
  144A 5.680%, 2/20/14 (4)                 600             642       Co. I 5.625%, 10/15/16                  685             808
Capital Auto Receivables Asset                                     Fifth Third Bancorp 6.250%,
  Trust 07-3, A4 5.210%, 3/17/14         1,838           1,888       5/1/13                                1,000           1,095
Capital One Multi-Asset Execution                                  General Electric Capital Corp.
  Trust 03-B5, B5 4.790%, 8/15/13        2,480           2,484       4.875%, 3/4/15                          230             252
CitiFinancial Auto Issuance Trust                                  Goldman Sachs Group, Inc. (The)
  09-1, A2 144A 1.830%,                                              3.700%, 8/1/15                        1,000           1,023
  11/15/12 (4)                           1,057           1,060     HSBC Finance Corp. 4.750%,
E*Trade RV & Marine Trust 04-1,                                      7/15/13                                 465             495
  A3 3.620%, 10/8/18                        15              15     International Business Machines
Honda Auto Receivables Owner                                         International Group Capital
  Trust 10-1, A4 1.980%, 5/23/16           250             256       LLC 5.050%, 10/22/12                    800             870
USAA Auto Owner Trust 09-2, A4                                     John Deere Capital Corp. 2.800%,
  2.530%, 7/15/15                        1,955           2,026       9/18/17                               1,000           1,008
World Omni Automobile Lease                                        JPMorgan Chase & Co. 5.125%,
  Securitization Trust 09-A, A3                                      9/15/14                                 920           1,009
  1.650%, 2/15/13                          945             953     Merrill Lynch & Co., Inc.
--------------------------------------------------------------       6.150%, 4/25/13                       1,250           1,366
TOTAL ASSET-BACKED SECURITIES                                      National City Bank 4.625%,
(IDENTIFIED COST $10,242)                               10,452       5/1/13                                1,345           1,431
--------------------------------------------------------------     Regions Financial Corp. 4.875%,
CORPORATE BONDS--46.1%                                               4/26/13                                 800             810
                                                                   Royal Bank of Scotland plc (The)
CONSUMER DISCRETIONARY--2.9%                                         3.950%, 9/21/15                       1,000           1,010
Disney Walt Co. (The) 5.625%,                                      Simon Property Group LP 4.200%,
  9/15/16                                  935           1,124       2/1/15                                  600             644
Time Warner Cable, Inc. 5.000%,                                                                                      -----------
  2/1/20                                 1,000           1,071                                                            16,989
Time Warner, Inc. 3.150%, 7/15/15          220             228                                                       -----------
                                                   -----------
                                                         2,423     HEALTH CARE--3.5%
                                                   -----------     Schering-Plough Corp. 5.300%,
                                                                     12/1/13                               1,135           1,279
CONSUMER STAPLES--1.6%                                             WellPoint, Inc. 5.875%, 6/15/17         1,400           1,613
Heinz (H.J.) Co. 5.350%, 7/15/13         1,220           1,348                                                       -----------
                                                   -----------                                                             2,892
                                                                                                                     -----------
ENERGY--2.8%
Devon Financing Corp. 6.875%,                                      INDUSTRIALS--2.0%
  9/30/11                                1,550           1,640     Burlington Northern Santa Fe LLC
                                                                     5.650%, 5/1/17                          200             231
                                                                   Honeywell International, Inc.
                                                                     5.625%, 8/1/12                          500             543
                                                                   Union Pacific Corp. 4.000%,
                                                                     2/1/21                                  880             914
                                                                                                                     -----------
                                                                                                                           1,688
                                                                                                                     -----------

                                                                   INFORMATION TECHNOLOGY--0.9%
                                                                   Cisco Systems, Inc. 2.900%,
                                                                     11/17/14                                700             742
                                                                                                                     -----------

                                                                   MATERIALS--4.6%
                                                                   CRH America, Inc. 5.625%,
                                                                     9/30/11                               1,520           1,583
                                                                   E.I. Du Pont de Nemours & Co.
                                                                     1.950%, 1/15/16                       1,000           1,000

             For footnote information see Footnote legend on page 2

                                                 VIRTUS SHORT/INTERMEDIATE BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE
                                   -----------     -----------
                                                                   TOTAL INVESTMENTS--99.2%
MATERIALS--(CONTINUED)                                             (IDENTIFIED COST $82,670)                              82,798(1)
Rio Tinto Alcan, Inc. 4.875%,
  9/15/12                          $     1,155     $     1,229     Other Assets and Liabilities--0.8%                        649
                                                   -----------                                                       -----------
                                                         3,812     NET ASSETS--100.0%                                $    83,447
                                                   -----------                                                       ===========

TELECOMMUNICATION SERVICES--4.3%                                   ABBREVIATIONS:
AT&T, Inc. 5.625%, 6/15/16                 710             825     FNMA    Federal National Mortgage Association ("Fannie Mae").
Rogers Communications, Inc.                                        GNMA    Government National Mortgage Association ("Ginnie Mae")
  7.250%, 12/15/12                       1,000           1,127     REMIC   Real Estate Mortgage Investment Conduit
Vodafone Group plc 3.375%,
  11/24/15                               1,600           1,678
                                                   -----------
                                                         3,630
                                                   -----------

UTILITIES--3.1%
Consolidated Edison Company of
  New York, Inc. 06-C 5.500%,
  9/15/16                                1,165           1,360
Southern Co. 2.375%, 9/15/15             1,245           1,256
                                                   -----------
                                                         2,616
--------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $35,758)                               38,446
--------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.3%
(IDENTIFIED COST $81,076)                               81,205
--------------------------------------------------------------
                                      SHARES          VALUE
                                   -----------     -----------
SHORT-TERM INVESTMENTS--1.7%

MONEY MARKET MUTUAL FUNDS--1.7%
AIM Short-Term Investment -
  Liquid Assets Portfolio (The) -
  Institutional Shares (seven-day
  effective yield 0.230%)               37,041              37
BlackRock Liquidity Funds
  TempFund Portfolio -
  Institutional Shares (seven-day
  effective yield 0.229%)            1,405,033           1,405
--------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,442)                                 1,442
--------------------------------------------------------------
SECURITIES LENDING COLLATERAL--0.2%

BlackRock Institutional Money
  Market Trust (seven-day
  effective yield 0.309%)(17)           40,096              40
BlackRock Liquidity Funds
  TempCash Portfolio -
  Institutional Shares (seven-day
  effective yield 0.240%)(17)          111,311             111
--------------------------------------------------------------
TOTAL SECURITIES LENDING
COLLATERAL
(IDENTIFIED COST $152)                                     151
--------------------------------------------------------------

             For footnote information see Footnote legend on page 2

                       VIRTUS SHORT/INTERMEDIATE BOND FUND
                             SCHEDULE OF INVESTMENTS
                          SEPTEMBER 30, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/10 +
----------------------------------------------------------------------------------
United States
(includes short-term investments and securities lending collateral)          94%
Canada                                                                        3
United Kingdom                                                                3
----------------------------------------------------------------------------------
Total                                                                       100%

+ % of total investments as of September 30, 2010

             For footnote information see Footnote legend on page 2

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments.):

($ reported in thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             LEVEL 2       LEVEL 3
                                                                            TOTAL VALUE AT                 SIGNIFICANT  SIGNIFICANT
                                                                             SEPTEMBER 30,     LEVEL 1     OBSERVABLE   UNOBSERVABLE
                                                                                2010        QUOTED PRICES    INPUTS        INPUTS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Debt Securities:
   Asset-Backed Securities                                                  $       10,452  $          --  $    10,452  $         --
   Corporate Bonds                                                                  38,446             --       38,446            --
   Mortgage-Backed Securities                                                       20,434             --       20,298           136
   Municipal Bonds                                                                   1,864             --        1,864            --
   U.S. Government Securities                                                       10,009             --       10,009            --
Equity Securities:
   Securities Lending Collateral                                                       151            111           40            --
   Short-Term Investments                                                            1,442          1,442           --            --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                           $       82,798  $       1,553  $    81,109  $        136
------------------------------------------------------------------------------------------------------------------------------------

The following is a reconciliation of assets of the Fund, for Level 3 investments for which significant unobservable inputs were used to determine fair value:

                                                     Mortgage-Backed
                                                       Securities
                                                    -----------------

BALANCE AS OF DECEMBER 31, 2009:                    $               -

Accrued discounts (premiums)                                        -
Realized gain (loss)                                                -
Change in unrealized appreciation (depreciation)
Net purchases (sales)(a)                                            -
Transfers in and/or out of level 3(b)                             136

                                                    -----------------
BALANCE AS OF SEPTEMBER 30, 2010:                   $             136
                                                    =================

     (a)  Includes paydowns, if any.

     (b)  "Transfers in and/or out" represent the ending value as of September
          30, 2010, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                     VIRTUS TAX-EXEMPT BOND FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------
MUNICIPAL BONDS(11)--98.4%                                         COLORADO--(CONTINUED)
                                                                   University of Colorado
ALABAMA--1.9%                                                        Enterprise System Series A,
Jefferson County Limited                                             5.375%, 6/1/38                  $     1,000     $     1,093
  Obligation Series A, 5.250%,                                                                                       -----------
  1/1/17                           $     3,000     $     2,856                                                             5,979
                                                   -----------                                                       -----------

ARIZONA--0.6%                                                      CONNECTICUT--1.3%
Health Facilities Authority                                        State Health & Educational
  Phoenix Children's Hospital                                        Facilitities Authority, Yale
  Series B, 1.120%,                                                  University Series Y-2,
  2/2/15 (3)(10)                         1,000             918       0.220%, 7/1/35 (3)                    2,000           2,000
                                                   -----------                                                       -----------

ARKANSAS--0.0%                                                     DISTRICT OF COLUMBIA--3.2%
Stuttgart Public Facilities                                        Metropolitan Washington
  Board Series A-2, (FNMA                                            Airports Authority, Dulles
  Collateralized) 7.900%, 9/1/11            --(15)          --(15)   Airport Metrorail
                                                   -----------       Series Lien - B-09,
                                                                     (AGC Insured) 0.000%, 10/1/36         2,000             443
CALIFORNIA--11.1%                                                    Series Lien - C-09,
California Educational                                               (AGC Insured) 0.000%, 10/1/41         4,000           3,135
  Facilities Authority,                                              Series B 0.000%, 10/1/44              2,000           1,313
  University of Southern                                                                                             -----------
  California  Series A, 5.250%,                                                                                            4,891
  10/1/38                                2,000           2,208                                                       -----------
Livermore-Amador Valley Water
  Management Agency Series A,                                      FLORIDA--5.7%
  (AMBAC Insured) 5.000%, 8/1/31         4,075           4,118     Brevard County Health
M-S-R Energy Authority Series C,                                     Facilities Authority, Health
  6.500%, 11/1/39                        1,655           1,939       First, Inc. Project 7.000%,
San Diego Unified School                                             4/1/39                                1,050           1,190
  District                                                         City of Jacksonville
  0.000%, 7/1/35                         3,000             690       (NATL-Insured)
  0.000%, 7/1/36                         1,000             216       5.000%, 10/1/26                       1,300           1,311
South Gate Utility Authority                                       Orange County Series B, (NATL
  (NATL FGIC Insured) 0.000%,                                        FGIC Insured) 5.125%, 1/1/32          2,000           2,057
  10/1/19                                1,385             975     State of Florida 5.000%, 7/1/32         2,000           2,097
State of California                                                Tampa Bay Water Utility System
  5.000%, 10/1/23                        1,630           1,632       (NATL FGIC Insured) 5.000%,
  6.000%, 11/1/35                        1,750           1,959       10/1/31                               2,000           2,012
Sunnyvale School District,                                                                                           -----------
  Election 2004 Series C,                                                                                                  8,667
  5.500%, 9/1/34                         2,500           3,074                                                       -----------
                                                   -----------
                                                        16,811     GEORGIA--2.7%
                                                   -----------     Athens-Clarke County Unified
                                                                     Government Water and Sewer
COLORADO--3.9%                                                       Authority, 5.625%, 1/1/28             1,500           1,739
Denver City & County School                                        Chatham County Hospital
  District No.1 Series A,                                            Authority, Memorial Medical
  5.500%, 12/1/26                        1,335           1,582       Health Center Series A,
Public Authority For Energy                                          6.125%, 1/1/24                        1,280           1,297
  6.250%, 11/15/28                       2,180           2,444     Private Colleges & Universities
State Health Facilities                                              Authority, 5.000%, 9/1/28             1,000           1,131
  Authority, Catholic Health                                                                                         -----------
  Initiatives Series D, 6.250%,                                                                                            4,167
  10/1/33                                  580             647                                                       -----------
State Public Highway Authority
  E-470 Series B, (NATL Insured)                                   ILLINOIS--8.8%
  0.000%, 9/1/29                           665             213     Dekalb County, Community Unit
                                                                     School District No. 428
                                                                     0.000%, 1/1/30                        1,000             339
                                                                   State Finance Authority
                                                                     University of Chicago Series
                                                                     A, 5.000%, 7/1/26                     1,000           1,081

             For footnote information see Footnote legend on page 2

                                                     VIRTUS TAX-EXEMPT BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------
ILLINOIS--(CONTINUED)                                              MASSACHUSETTS--(CONTINUED)
  Art Institute of Chicago                                         State Health & Educational
  Series A, 6.000%, 3/1/38         $     1,825     $     2,022       Facilities Authority,
  Rush University Medical                                            Partners Healthcare Series
  Center Series A, 7.250%,                                           J-1, 5.000%, 7/1/34             $     2,025     $     2,144
  11/1/38                                1,050           1,190                                                       -----------
State Toll Highway Authority                                                                                               6,630
  Series A-1 (AGM Insured)                                                                                           -----------
  5.000%, 1/1/21                         1,500           1,645
  Series A-1 (FSA Insured)                                         MICHIGAN--4.2%
  5.000%, 1/1/24                         1,000           1,082     City of Detroit Sewer Disposal
University of Illinois,                                              Series Lien B, (AGM Insured)
  Auxiliary Facilities Series                                        7.500%, 7/1/33                        2,000           2,444
  A, 5.000%, 4/1/23                      3,000           3,282     City of Detroit Water Supply
University of Illinois, South                                        System Series A, (AGM
  Farms Project (NATL, FGIC                                          insured) 5.000%, 7/1/23               3,750           3,917
  Insured) 5.250%, 9/1/20                2,500           2,687                                                       -----------
                                                   -----------                                                             6,361
                                                        13,328                                                       -----------
                                                   -----------
                                                                   MISSOURI--2.4%
INDIANA--0.8%                                                      St. Louis Metropolitan District
Indianapolis Local Public                                            Sewer & Wastewater System
  Improvement Bond Bank (AGM                                         Series A, 5.750%, 5/1/38              2,000           2,267
  Insured) 5.000%, 1/1/22                1,000           1,147     State Health & Educational
                                                   -----------       Facilities Authority
                                                                     St. Louis University Series
IOWA--5.2%                                                           A-1, 0.290%, 10/1/35(3)               1,000           1,000
State Finance Authority, State                                       Washington University Series
  Health Facilities, Series                                          A, 5.375%, 3/15/39                      315             350
  A-05, (AGC Insured) 5.250%,                                                                                        -----------
  2/15/29                                1,000           1,083                                                             3,617
State of Iowa,                                                                                                       -----------
  Prison Infrastructure Funding
  5.000%, 6/15/27                        2,000           2,261     NEBRASKA--1.5%
  State Jobs Program Series A                                      University of Nebraska Lincoln
  5.000%, 6/1/38                         4,250           4,580       Series A, 5.250%, 7/1/34              2,000           2,203
                                                   -----------                                                       -----------
                                                         7,924
                                                   -----------     NEW HAMPSHIRE--0.5%
                                                                   State Health & Education
KENTUCKY--1.7%                                                       Facilities Authority, Exeter
Economic Development Finance                                         Project 6.000%, 10/1/24                 750             774
  Authority Owensboro Medical                                                                                        -----------
  Health System, Series A,
  6.375%, 6/1/40                         2,425           2,608     NEW YORK--8.5%
                                                   -----------     City of New York Series E-1,
                                                                     6.250%, 10/15/28                      1,000           1,210
MARYLAND--2.4%                                                     City of New York, Industrial
City of Baltimore, Convention                                        Development Agency, Queens
  Center Series A, (XLCA                                             Baseball Stadium Project
  Insured) 5.250%, 9/1/22                2,200           2,215       (AMBAC Insured) 5.000%,
State Health & Higher                                                1/1/31                                  450             433
  Educational Facilities                                             (AGC Insured) 6.375%, 1/1/39          1,000           1,123
  Authority, Anne Arundel                                          City of New York, Municipal
  Health System Series A,                                            Water Finance Authority,
  6.750%, 7/1/29                         1,015           1,199       Water & Sewer Series A-09,
  5.000%, 7/1/32                           250             258       5.750%, 6/15/40                       5,590           6,428
                                                   -----------     Metropolitan Transportation
                                                         3,672       Authority Series C-08,
                                                   -----------       6.250%, 11/15/23                      3,025           3,665
                                                                                                                     -----------
MASSACHUSETTS--4.4%                                                                                                       12,859
Commonwealth of Massachusetts                                                                                        -----------
  Series B, 5.000%, 7/1/36               2,000           2,183
State Health & Educational
  Facilities Authority, Harvard
  University Series A, 5.500%,
  11/15/36                               2,000           2,303

             For footnote information see Footnote legend on page 2

                                                     VIRTUS TAX-EXEMPT BOND FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------
OHIO--0.7%                                                         WASHINGTON--3.0%
State Higher Educational                                           State of Washington (AGC
  Facility Commission                                                Insured), Series A 5.000%,
  University Hospital Health                                         7/1/29                          $     4,250     $     4,590
  System Series A-09, 6.750%,                                                                                        -----------
  1/15/39                          $     1,000     $     1,074
                                                   -----------     WEST VIRGINIA--0.7%
                                                                   School Building Authority
PENNSYLVANIA--5.0%                                                   Series B 5.000%, 7/1/30               1,000           1,077
Chester County Health &                                                                                              -----------
  Education Facilities
  Authority, Chester County                                        WISCONSIN--3.1%
  Hospital Series A, 6.750%,                                       State Health & Educational
  7/1/31                                 1,000           1,007       Facilities Authority, Howard
State Turnpike Commission                                            Young (Radian Insured)
  Authority, 0.000%, 12/1/34             2,000           1,578       5.000%, 8/15/18                       2,150           2,153
State Turnpike Commission                                          State of Wisconsin Series A,
  Authority,                                                         6.000%, 5/1/33                        2,220           2,550
  Sub - Series E, 0.000%,                                                                                            -----------
    12/1/38                              2,000           1,513                                                             4,703
  Sub - Series B, 5.250%,                                          -------------------------------------------------------------
    6/1/39                               1,250           1,315     TOTAL MUNICIPAL BONDS
  Sub - Series B2, 5.750%,                                         (IDENTIFIED COST $138,615)                            149,292
    6/1/39                               1,000           1,098     -------------------------------------------------------------
  Sub - Series D, 5.125%,                                          TOTAL LONG TERM INVESTMENTS--98.4%
    12/1/40                              1,000           1,042     (IDENTIFIED COST $138,615)                            149,292
                                                   -----------     -------------------------------------------------------------
                                                         7,553
                                                   -----------                                          SHARES          VALUE
PUERTO RICO--7.1%                                                                                    -----------     -----------
Commonwealth of Puerto Rico,
  Electric Power Authority,                                        SHORT-TERM INVESTMENTS--0.8%
  Series ZZ 5.250%, 7/1/22               4,000           4,482
Commonwealth of Puerto Rico,                                       MONEY MARKET MUTUAL FUNDS--0.8%
  Sales Tax Finance Corp.                                          AIM Tax-Free Cash Reserve
  First Sub-Series C, 5.000%,                                        Portfolio (The) -
    8/1/35                               1,000           1,038       Institutional Shares
  First Sub-Series C, 6.000%,                                        (seven-day effective yield
    8/1/39                                 500             558       0.100%)                             104,994             105
  First Sub-Series C, 5.250%,                                      Goldman Sachs Financial Square
    8/1/41                               1,000           1,050       Funds - Tax-Free Money Market
  First Sub-Series A, 6.000%,                                        Fund - Institutional Shares
    8/1/42                               1,185           1,309       (seven-day effective yield
  First Sub-Series A, 6.500%,                                        0.150%)                           1,182,673           1,183
    8/1/44                               2,000           2,281     -------------------------------------------------------------
                                                   -----------     TOTAL SHORT-TERM INVESTMENTS
                                                        10,718     (IDENTIFIED COST $1,288)                                1,288
                                                   -----------     -------------------------------------------------------------

TEXAS--8.0%                                                        TOTAL INVESTMENTS--99.2%
Alamo Community College                                            (IDENTIFIED COST $139,903)                            150,580(1)
  District 5.000%, 8/15/37               2,500           2,502
Dallas Independent School                                          Other assets and liabilities, net--0.8%                 1,174
  District (PSF Guaranteed)                                                                                          -----------
  5.250%, 2/15/30                        1,850           2,066     NET ASSETS--100.0%                                $   151,754
Forney Independent School                                                                                            ===========
  District Series A, (PSF
  Guaranteed)                                                      ABBREVIATIONS:
  5.750%, 8/15/33                          750             852     AGC/AG Assured Guaranty Municipal Corp. formerly Financial
  6.000%, 8/15/37                        2,000           2,320            Security Assurance, Inc. ("FSA")
Harris County Health Facilities                                    AMBAC  American Municipal Bond Assurance Corporation.
  Development Corp., Memorial                                      FGIC   Financial Guaranty Insurance Company
  Hermann Healthcare System                                        FNMA   Federal National Mortgage Association ("Fannie Mae").
  Series B, 7.250%, 12/1/35              2,450           2,837     NATL   National Public Finance Guarantee Corp.
Texas Municipal Gas Aquisition                                     PSF    Permanent School Fund
  and Supply Corp. Senior Lien,                                    Radian Radian Asset Assurance, Inc.
  Series D, 6.250%, 12/15/26             1,390           1,588     XLCA   XL Capital Assurance
                                                   -----------
                                                        12,165
                                                   -----------

             For footnote information see Footnote legend on page 2

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments.):

($ reported in thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           LEVEL 2
                                                                                          TOTAL VALUE AT                 SIGNIFICANT
                                                                                           SEPTEMBER 30,     LEVEL 1      OBSERVABLE
                                                                                               2010       QUOTED PRICES     INPUTS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Debt Securities:
     Municipal Bonds                                                                      $      149,292  $          --  $   149,292
Equity Securities:
     Short-Term Investments                                                                        1,288          1,288           --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                         $      150,580  $       1,288  $   149,292
------------------------------------------------------------------------------------------------------------------------------------

There are no Level 3 (significant unobservable inputs) priced securities.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                             VIRTUS INSIGHT GOVERNMENT MONEY MARKET FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                             SHARES          VALUE
                                   -----------     -----------                                       -----------     -----------
U.S. GOVERNMENT SECURITIES(9)--7.0%                                MONEY MARKET MUTUAL FUNDS--2.8%

U.S. Treasury Bill 0.385%,                                         AIM Short-Term Investment
  10/21/10                         $    20,000     $    19,996       Treasury Portfolio (The) -
--------------------------------------------------------------       Institutional Shares
TOTAL U.S. GOVERNMENT SECURITIES                                     (seven-day effective yield
(IDENTIFIED COST $19,996)                               19,996       0.060%)                           8,000,013     $     8,000
--------------------------------------------------------------     -------------------------------------------------------------
                                                                   TOTAL MONEY MARKET MUTUAL FUNDS
FEDERAL AGENCY SECURITIES--12.4%                                   (IDENTIFIED COST $8,000)                                8,000
                                                                   -------------------------------------------------------------
FHLB
  0.510%, 6/22/11                       10,000          10,001     TOTAL INVESTMENTS--100.0%
  0.500%, 7/15/11                       10,000          10,000     (IDENTIFIED COST $286,832)                            286,832(1)
  0.400%, 9/26/11                       10,000          10,000
  0.400%, 9/26/11                        5,605           5,605     Other assets and liabilities, net--0.0%                    52
--------------------------------------------------------------                                                       -----------
TOTAL FEDERAL AGENCY SECURITIES                                    NET ASSETS--100.0%                                $   286,884
(IDENTIFIED COST $35,606)                               35,606                                                       ===========
--------------------------------------------------------------
                                                                   ABBREVIATIONS:
FEDERAL AGENCY SECURITIES--VARIABLE(3)--38.1%                      FFCB Federal Farm Credit Bank
                                                                   FHLB Federal Home Loan Bank
FFCB                                                               FNMA Federal National Mortgage Association ("Fannie Mae").
  0.649%, 10/1/10                       20,000          20,000
  0.358%, 10/5/10(8)
    (11/5/10(12))                       20,000          20,001
  0.496%, 10/22/10                      25,000          25,001
FNMA 0.660%, 10/1/10(8)
  (10/22/10 (12))                       20,000          20,001
Overseas Private Investment Corp.
  0.240%, 10/6/10(8)
    (11/15/13(12))                      14,326          14,326
  0.240%, 10/6/10(8)
    (5/15/21(12))                       10,000          10,000
--------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $109,329)                             109,329
--------------------------------------------------------------

REPURCHASE AGREEMENTS--39.7%

Bank of America Corp. 0.240%
  dated 9/30/10 due 10/1/10,
  repurchase price $57,000
  collateralized by FNMA
  4.5000%, 9/1/40 market value
  $58,140                               57,000          57,000
Goldman Sachs Group, Inc.(The)
  0.250% dated 9/30/10 due
  10/1/10, repurchase price
  $56,901 collateralized by FNMA
  3.500%-5.500%, 9/1/25-8/1/40,
  market value $58,039                  56,901          56,901
--------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $113,901)                             113,901
--------------------------------------------------------------

             For footnote information see Footnote legend on page 2

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments.):

($ reported in thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           LEVEL 2
                                                                                         TOTAL VALUE AT                  SIGNIFICANT
                                                                                          SEPTEMBER 30,      LEVEL 1      OBSERVABLE
                                                                                              2010        QUOTED PRICES     INPUTS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Debt Securities:
    Federal Agency Securities                                                             $       35,606  $          --  $    35,606
    Federal Agency Securities -- Variable                                                        109,329             --      109,329
    Repurchase Agreements                                                                        113,901             --      113,901
    U.S. Government Securities                                                                    19,996             --       19,996
Equity Securities:
    Money Market Mutual Funds                                                                      8,000          8,000           --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                         $      286,832  $       8,000  $   278,832
------------------------------------------------------------------------------------------------------------------------------------

There are no Level 3 (significant unobservable inputs) priced securities.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                                  VIRTUS INSIGHT MONEY MARKET FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------
U.S. GOVERNMENT SECURITIES(9)--6.8%                                Versialles Commercial Paper
                                                                     0.280%, 10/7/10(9)              $    30,000     $    29,999
U.S. Treasury Bill                                                 -------------------------------------------------------------
  0.392%, 10/21/10                 $    40,000     $    39,991     TOTAL COMMERCIAL PAPER
  0.407%, 12/16/10                      25,000          24,979     (IDENTIFIED COST $691,090)                            691,090
  0.420%, 12/16/10                      30,000          29,973     -------------------------------------------------------------
  0.435%, 12/16/10                      25,000          24,977     FEDERAL AGENCY SECURITIES--VARIABLE(3)--5.6%
--------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES                                   FFCB 0.496%, 10/22/10                 100,000         100,004
(IDENTIFIED COST $119,920)                             119,920     -------------------------------------------------------------
--------------------------------------------------------------     TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
COMMERCIAL PAPER--38.9%                                            (IDENTIFIED COST $100,004)                            100,004
                                                                   -------------------------------------------------------------
Belmont Funding LLC 0.350%,                                        FEDERAL AGENCY SECURITIES--4.6%
  10/1/10(9)                            65,000          65,000
BNP Paribas 0.290%, 12/2/10(9)          19,200          19,191     FHLB
Bryant Park Funding LLC 0.240%,                                      0.500%, 7/15/11                      35,000          35,000
  10/6/10(9)                            30,000          29,999       0.410%, 9/16/11                      10,000          10,000
Clipper Receivables Corp. LLC                                        0.400%, 9/26/11                      12,000          12,000
  0.300%, 10/20/10(9)                   15,000          14,998       0.400%, 9/26/11                      25,000          25,000
  0.300%, 11/22/10(9)                   25,000          24,989     -------------------------------------------------------------
  0.280%, 12/1/10(9)                    23,250          23,239     TOTAL FEDERAL AGENCY SECURITIES
DnB Nor Bank ASA 144A 0.347%,                                      (IDENTIFIED COST $82,000)                              82,000
  10/11/10 (8)(12/10/10                                            -------------------------------------------------------------
  (12))(3)(4)                           50,000          50,000     PROMISSORY NOTES--3.7%
Edison Asset Securitization LLC
  0.380%, 10/18/10(9)                   21,000          20,996     Goldman Sachs Group, Inc. (The)
General Electric Capital Corp.                                       0.650%, 11/15/10(5)                  65,000          65,000
  0.600%, 3/23/11(9)                    45,000          44,870     -------------------------------------------------------------
Grampian Funding LLC                                               TOTAL PROMISSORY NOTES
  0.320%, 10/4/10(9)                    23,000          22,999     (IDENTIFIED COST $65,000)                              65,000
  0.310%, 11/4/10(9)                    25,000          24,993     -------------------------------------------------------------
  0.330%, 11/16/10(9)                   22,000          21,991     TIME DEPOSITS--3.7%
Liberty Street Funding LLC
  0.270%, 10/12/10(9)                   25,000          24,998     Natixis Bank 0.220%, 10/1/10      $    65,000          65,000
  0.290%, 12/27/10(9)                   11,000          10,992     -------------------------------------------------------------
Old Line Funding LLC 0.270%,                                       TOTAL TIME DEPOSITS
  10/18/10(9)                           30,000          29,996     (IDENTIFIED COST $65,000)                              65,000
Ranger Funding Co. LLC                                             -------------------------------------------------------------
  0.250%, 10/5/10(9)                    25,000          24,999     MEDIUM TERM NOTES(3)(8)--7.2%
  0.250%, 10/8/10(9)                    19,350          19,349
Regency Markets No1. LLC                                           Svenska Handelsbanken AB 144A
  0.250%, 10/1/10(9)                    25,000          25,000       0.448%, 11/9/10
  0.260%, 10/27/10(9)                   22,515          22,511       (2/9/11(12))(4)                      50,000          50,000
Salisbury Receivables LLC                                          Westpac Banking Corp. 0.558%,
  0.260%, 10/27/10(9)                   25,000          24,995       10/28/10 (2/28/11(12))               78,000          77,995
Solitaire Funding LLC                                              -------------------------------------------------------------
  0.270%, 10/7/10(9)                    20,000          19,999     TOTAL MEDIUM TERM NOTES
  0.260%, 10/8/10(9)                    25,000          24,999     (IDENTIFIED COST $127,995)                            127,995
  0.300%, 11/23/10(9)                   25,000          24,989     -------------------------------------------------------------
Thunder Bay Funding LLC 0.280%,                                    CERTIFICATES OF DEPOSIT--7.1%
  10/5/10(9)                            25,000          24,999
Trinity Health Corp. 0.260%,                                       Bank of Nova Scotia
  10/1/10(9)                            20,000          20,000       0.430%, 5/3/11                       15,000          15,003
                                                                     0.400%, 5/9/11                       40,000          40,000
                                                                   Rabobank Nederland N.V. 0.390%,
                                                                     12/30/10(3)                          20,000          20,004

             For footnote information see Footnote legend on page 2

               VIRTUS INSIGHT MONEY MARKET FUND
             SCHEDULE OF INVESTMENTS (CONTINUED)
                SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE
                                   -----------     -----------

Royal Bank of Scotland plc (The)
  0.439%, 1/3/11(3)(10)            $    50,000     $    50,000
--------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(IDENTIFIED COST $125,007)                             125,007
--------------------------------------------------------------
VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(3)(8)--2.3%

Colorado Housing & Finance
  Authority, Single Family
  Housing Taxable
  Series B-2, 0.250%, 10/6/10
  (11//1/33(12)) (10)                   14,000          14,000
  Series A-2, 0.300%, 10/7/10
  (5/1/38(12)) (10)                     27,100          27,100
--------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL
(IDENTIFIED COST $41,100)                               41,100
--------------------------------------------------------------
REPURCHASE AGREEMENTS--10.3%

Bank of America N.A. 0.240%
  dated 9/30/10 due 10/1/10,
  repurchase price $63,000
  collateralized by FNMA 4.500%
  9/1/40,  market value $64,260         63,000          63,000
Goldman Sachs Group, Inc. (The)
  0.250% dated 9/30/10 due
  10/1/10, repurchase price
  $120,235 collateralized by
  FNMA 4.500% 9/1/40,  market
  value $122,640                       120,235         120,235
--------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $183,235)                             183,235
--------------------------------------------------------------

                                      SHARES          VALUE
                                   -----------     -----------

MONEY MARKET MUTUAL FUNDS--9.8%

AIM Short-Term Investments
  Liquid Assets Portfolio (The)
  Institutional Shares
  (seven-day effective yield
  0.240%)                           87,215,006          87,215
Goldman Sachs Financial Square
  Funds - Money Market Fund -
  Institutional Share (seven-day
  effective yield 0.220%)           87,213,000          87,213
--------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $174,428)                             174,428
--------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $1,774,779)                         1,774,779(1)

Other assets and liabilities,
  net--0.0%                                                (11)
                                                   -----------
NET ASSETS--100.0%                                 $ 1,774,768
                                                   ===========

ABBREVIATIONS:
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank

             For footnote information see Footnote legend on page 2

                        VIRTUS INSIGHT MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2010 (UNAUDITED)

COUNTRY WEIGHTINGS as of 9/30/10 +
--------------------------------------------------------------------------------
United States (includes short-term investments)                            86%
Australia                                                                   4
Norway                                                                      3
Sweden                                                                      3
United Kingdom                                                              3
Netherlands                                                                 1
--------------------------------------------------------------------------------
Total                                                                     100%
--------------------------------------------------------------------------------

+ % of total investments as of September 30, 2010

             For footnote information see Footnote legend on page 2

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments.):

($ reported in thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            LEVEL 2
                                                                                          TOTAL VALUE AT                 SIGNIFICANT
                                                                                           SEPTEMBER 30,      LEVEL 1    OBSERVABLE
                                                                                                 2010     QUOTED PRICES    INPUTS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Debt Securities:
    Certificates Of Deposit                                                               $      125,007  $          --  $   125,007
    Commercial Paper                                                                             691,090             --      691,090
    Federal Agency Securities                                                                     82,000             --       82,000
    Federal Agency Securities --- Variable                                                       100,004             --      100,004
    Medium Term Notes                                                                            127,995             --      127,995
    Promissory Notes                                                                              65,000             --       65,000
    Repurchase Agreements                                                                        183,235             --      183,235
    Time Deposits                                                                                 65,000             --       65,000
    U.S. Government Securities                                                                   119,920             --      119,920
    Variable Rate Demand Obligations - Municipal                                                  41,100             --       41,100
Equity Securities:
     Money Market Mutual Funds                                                                   174,428        174,428           --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                         $    1,774,779  $     174,428  $ 1,600,351
------------------------------------------------------------------------------------------------------------------------------------

There are no Level 3 (significant unobservable inputs) priced securities.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

                                             VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                                                       SCHEDULE OF INVESTMENTS
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------

COMMERCIAL PAPER - MUNICIPAL(9)--15.7%                            COLORADO--0.900%
                                                                  City of Aurora, The Children
MARYLAND--2.100%                                                    Hospital Series C, 0.270%,
Baltimore County 0.300%, 10/4/10   $    13,775     $    13,775      10/7/10 (12/1/33(12))            $     5,720     $     5,720
                                                   -----------                                                       -----------

MASSACHUSETTS--5.4%                                               CONNECTICUT--2.7%
Massachusetts Health &                                            State Health & Educational
  Educational Facilities                                            Facilities Authority,
  Authority 0.260%, 12/1/10             10,000          10,000      Yale University
Massachusetts Health &                                              Series V-1, 0.220%, 10/1/10
  Educational Facilities                                            (7/1/36(12))                           5,800           5,800
  Authority, Harvard University                                     Series V-2, 0.220%, 10/1/10
  Project 0.260%, 12/2/10               10,000          10,000      (7/1/36(12))                           1,900           1,900
Massachusetts Water Resources                                       Series Y-3 0.220%, 10/1/10
  Authority 0.340%, 10/5/10             15,000          15,000      (7/1/35(12))                           4,700           4,700
                                                   -----------      Series U-2, 0.200%, 10/6/10
                                                        35,000      (7/1/33(12))                           5,000           5,000
                                                   -----------                                                       -----------
                                                                                                                          17,400
MICHIGAN--5.0%                                                                                                       -----------
Michigan State University Board
  of Trustees 0.250%, 11/2/10           10,000          10,000    FLORIDA--5.9%
University of Michigan                                            Broward County School Board
  0.250%, 10/1/10                        7,170           7,170      Certificate of Participation
  0.220%, 10/12/10                      15,000          15,000      Series D, (AGM Insured)
                                                   -----------      0.270%, 10/7/10 (7/1/29(12))           8,725           8,725
                                                        32,170    City of West Palm Beach, Utility
                                                   -----------      System Series C, (AGM Insured)
                                                                    0.320%, 10/6/10 (10/1/38(12))         17,500          17,500
MINNESOTA--1.600%                                                 JEA Water & Sewer System Series
University of Minnesota 0.250%,                                     B-1, 0.250%, 10/6/10 (10/1/36(12))    11,670          11,670
  10/18/10                              10,000          10,000                                                       -----------
                                                   -----------                                                            37,895
                                                                                                                     -----------
OHIO--1.600%
Ohio State University 0.210%,                                     GEORGIA--1.600%
  10/1/10                               10,000          10,000    Metropolitan Atlanta Rapid
                                                   -----------      Transit Authority Series A,
--------------------------------------------------------------      0.280%, 10/6/10 (7/1/25(12))          10,000          10,000
TOTAL COMMERCIAL PAPER - MUNICIPAL                                                                                   -----------
(IDENTIFIED COST $100,945)                             100,945
--------------------------------------------------------------    IDAHO--1.200%
                                                                  Housing & Finance Association
VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(3)(8)--77.5%           Single Family Mortgage Series
                                                                    C, 0.280%, 10/6/10 (1/1/40(12))        7,570           7,570
ALABAMA--0.300%                                                                                                      -----------
Chatom Industrial Development
  Board Pollution Control                                         ILLINOIS--4.5%
  Electric Cooperative, Inc.                                      Chicago O'Hare International
  1.030%, 10/6/10 (8/15/14(12))          1,670           1,670      Airport, General Airport Third
                                                   -----------      Lien 0.290%, 10/6/10
                                                                    (1/1/35(12))                          10,000          10,000
ALASKA--2.100%                                                    Finance Authority, Carle Foundation
State Housing Finance Corp.                                         Hospital Series C, 0.210%,
  University of Alaska Series A,                                    10/7/10 (2/15/33(12))                  1,800           1,800
  0.240%, 10/7/10 (12/1/27(12))         13,800          13,800    Finance Authority, Lake Forest
                                                   -----------      Academy 0.310%, 10/6/10
                                                                    (12/1/24(12))                          5,000           5,000
ARIZONA--1.200%                                                   Finance Authority, Lake Forest
State Health Facilities                                             Country Day School 0.310%,
  Authority, Banner Health                                          10/6/10 (7/1/35(12))                   3,250           3,250
  Series B, 0.270%, 10/6/10                                       Finance Authority, McGraw YMCA
  (1/1/35(12))                           7,800           7,800      Evanston Project 0.370%,
                                                   -----------      10/7/10 (6/1/27(12))                   4,000           4,000

             For footnote information see Footnote legend on page 2

                                             VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------

ILLINOIS--(CONTINUED)                                             MINNESOTA--1.100%
Health Facilities Authority,                                      Minneapolis & St. Paul Housing &
  Northwestern Memorial                                             Redevelopment Authority Health
  Healthcare Series C, 0.300%,                                      Care System , Allina Health
  10/1/10 (8/15/32(12))            $     5,000     $     5,000      System Series C-1, 0.260%,
                                                   -----------      10/7/10 (11/15/34(12))           $     7,375     $     7,375
                                                        29,050                                                       -----------
                                                   -----------
                                                                  MISSOURI--7.1%
INDIANA--3.5%                                                     St. Louis County Industrial
Health System Finance Authority,                                    Development & Educational
  Sisters St. Francis Health                                        Facilities Whitefield School,
  Services, Inc.                                                    Inc. Series B, 0.350%, 10/7/10
  Series F, 0.270%, 10/7/10                                         (6/15/24(12))                          1,100           1,100
  (9/1/48(12))                           2,640           2,640    State Health & Educational
  Series J, 0.270%, 10/7/10                                         Facilities Authority, St.
  (11/1/37(12))                          4,500           4,500      Louis University
Purdue University Student                                           Series B-1, 0.290%, 10/1/10
  Facilities System Series 04-A                                     (10/1/35(12))                         17,660          17,660
  0.260%, 10/6/10 (7/1/33(12))             300             300      Series A-2  0.260%, 10/1/10
State Educational Facilities                                        (10/1/35(12))                          9,800           9,800
  Authority, Wabash College                                       State Health & Educational
  Project 0.270%, 10/7/10                                           Facilities Authority,
  (12/1/23(12))                         10,000          10,000      Washington University
State Finance Authority Ascension                                   Series B, 0.300%, 10/1/10
  Series E-5 0.230%, 10/6/10                                        (9/1/30(12))                           5,400           5,400
  (11/15/33(12))                         5,000           5,000      Series B, 0.290%, 10/1/10
                                                   -----------      (10/1/35(12))                         11,600          11,600
                                                        22,440                                                       -----------
                                                   -----------                                                            45,560
                                                                                                                     -----------
KENTUCKY--1.9%
Mason County, Pollution Control                                   NEVADA--0.600%
  East Kentucky Power                                             Las Vegas Valley Water District,
  Cooperative, Inc.                                                 Water Improvement Series C,
  Series B-1, 1.070%, 10/6/10                                       0.330%, 10/1/10 (6/1/36(12))           3,665           3,665
  (10/15/14(12))                         3,600           3,600                                                       -----------
  Series B-2, 1.070%, 10/6/10
  (10/15/14(12))                         5,570           5,570    NEW MEXICO--3.0%
  Series B-3, 1.070%, 10/6/10                                     State Hospital Equipment Loan
  (10/15/14(12))                         3,160           3,160      Council, Presbyterian
                                                   -----------      Healthcare System
                                                        12,330      Series C, 0.260%, 10/7/10
                                                   -----------      (8/1/34(12))                           8,835           8,835
                                                                    Series D, 0.260%, 10/7/10
MARYLAND--3.000%                                                    (8/1/34(12))                          10,600          10,600
Washington Suburban Sanitary                                                                                         -----------
  Commission Series A-10,                                                                                                 19,435
  0.280%, 10/6/10 (6/01/23(12))         19,000          19,000                                                       -----------
                                                   -----------
                                                                  NEW YORK--9.9%
MASSACHUSETTS--0.800%                                             City of New York
Commonwealth of Massachusetts                                       Series C, 0.270%, 10/1/10
  Series B, 0.320%, 10/1/10                                         (10/1/23(12))                          7,400           7,400
  (3/1/26(12))                           5,450           5,450      Sub-series B-2, 0.270%,
                                                   -----------      10/1/10 (8/15/20(12))                  3,000           3,000
                                                                    Sub-series H-4, 0.220%,
MICHIGAN--5.2%                                                      10/1/10 (3/1/34(12))                   7,100           7,100
Michigan Strategic Fund Ltd.                                        Sub-series H-2 0.240%,
  0.240%, 10/6/10 (4/15/18(12))          5,700           5,700      10/6/10 (3/1/34(12))                  17,100          17,100
Oakland County Economic                                             Municipal Water Finance
  Development Corp. 0.280%,                                         Authority, Water & Sewer
  10/7/10 (11/1/37(12))                 22,000          22,000      Sub-series B-4, 0.260%,
University of Michigan Hospital                                     10/7/10 (6/15/23(12))                 24,330          24,330
  Series A, 0.300%, 10/1/10                                       Transitional Finance Authority,
  (12/1/37(12))                          6,075           6,075      Building Aid  Subseries 3-3D,
                                                   -----------      0.330%, 10/7/10 (11/1/22(12))          4,900           4,900
                                                        33,775                                                       -----------
                                                   -----------                                                            63,830
                                                                                                                     -----------

             For footnote information see Footnote legend on page 2

                                             VIRTUS INSIGHT TAX-EXEMPT MONEY MARKET FUND
                                                 SCHEDULE OF INVESTMENTS (CONTINUED)
                                                   SEPTEMBER 30, 2010 (UNAUDITED)

($ reported in thousands)

                                    PAR VALUE         VALUE                                           PAR VALUE         VALUE
                                   -----------     -----------                                       -----------     -----------

NORTH CAROLINA--0.700%                                            WYOMING--(CONTINUED)
City of Raleigh 0.370%, 10/7/10                                   Sublette County, Pollution
  (6/1/34(12))                     $     4,820     $     4,820      Control,C Exxon Project
                                                   -----------      0.210%, 10/1/10 (11/1/14(12))    $     2,000     $     2,000
                                                                  Uinta County, Pollution Control,
OHIO--0.700%                                                        Chevron U.S.A., Inc. Project
City of Cleveland Series R,                                         0.270%, 10/1/10 (12/1/22(12))          1,500           1,500
  0.220%, 10/7/10 (1/01/33(12))          4,500           4,500      0.250%, 10/1/10 (8/15/20(12))         12,300          12,300
                                                   -----------                                                       -----------
                                                                                                                          22,300
OREGON--1.0%                                                      --------------------------------------------------------------
Clackamas County Hospital                                         TOTAL VARIABLE RATE DEMAND OBLIGATIONS -
  Facility Authority,                                             MUNICIPAL
  Legacy  Health System,                                          (IDENTIFIED COST $498,725)                             498,725
  Series A, 0.250%, 10/6/10                                       --------------------------------------------------------------
  (6/1/37(12))                           2,000           2,000
  Series C, 0.250%, 10/6/10                                       TAX-EXEMPT BONDS - MUNICIPAL--2.8%
  (6/1/37(12))                           4,700           4,700
                                                   -----------    OHIO--0.500%
                                                         6,700    State Hospital Facilities,
                                                   -----------      Cleveland Clinic, Series B
                                                                    4.000%, 1/1/11                         3,020           3,047
TENNESSEE--2.900%                                                                                                    -----------
City of Chattanooga, Health,
  Educational and Housing                                         TEXAS--2.300%
  Facility Board, Catholic                                        State of Texas 2.000%, 8/31/11          15,000          15,224
  Health Initiatives Series                                                                                          -----------
  04-C, 0.230%, 10/6/10                                           --------------------------------------------------------------
  (5/1/39(12))                          18,450          18,450    TOTAL TAX-EXEMPT BONDS - MUNICIPAL
                                                   -----------    (IDENTIFIED COST $18,271)                               18,271
                                                                  --------------------------------------------------------------
TEXAS--10.5%
City of San Antonio Electric                                                                            SHARES          VALUE
  0.280%, 10/6/10 (2/1/33(12))          25,000          25,000                                       -----------     -----------
Denton Independent School
  District Series 05-A, 0.290%,                                   MONEY MARKET MUTUAL FUNDS--3.9%
  10/7/10 (8/1/35(12))                  20,000          20,000
Harris County Health Facilities                                   Dreyfus Tax Exempt Cash
  Development Corp., Baylor                                         Management - Institutional
  College Medicine Series B,                                        Shares (seven-day effective
  0.300%, 10/1/10 (11/15/47(12))         3,640           3,640      yield 0.110%)                      2,648,633           2,649
State Veterans Housing                                            Goldman Sachs Financial Square
  Assistance Program Fund 1                                         Funds - Tax-Free Money Market
  (VA Guaranteed) 0.240%,                                           Fund - Institutional Shares
  10/6/10 (12/1/16(12))                 18,875          18,875      (seven-day effective yield
                                                   -----------      0.150%)                           22,153,198          22,153
                                                        67,515    --------------------------------------------------------------
                                                   -----------    TOTAL MONEY MARKET MUTUAL FUNDS
                                                                  (IDENTIFIED COST $24,802)                               24,802
UTAH--0.9%                                                        --------------------------------------------------------------
City of Murray, Intermountain
  Healthcare Service, Inc.                                        TOTAL INVESTMENTS--99.9%
  Series C, 0.300%, 10/1/10                                       (IDENTIFIED COST $642,743)                             642,743(1)
  (5/15/37(12))                          2,300           2,300
State Board of Regents,                                           Other assets and liabilities, net--0.1%                    345
  University Health Care 0.290%,                                                                                     -----------
  10/7/10 (8/1/31(12))                   3,375           3,375    NET ASSETS--100.0%                                 $   643,088
                                                   -----------                                                       ===========
                                                         5,675
                                                   -----------    ABBREVIATIONS:
                                                                  AGM   Assured Guaranty Municipal Corp. formerly Financial
VIRGINIA--0.800%                                                        Security Assurance, Inc. ("FSA")
Fairfax County Industrial                                         VA    Department of Veterans Affairs.
  Development Authority, Inova
  Health System Project, Series
  10-A1, 0.390%, 10/7/10
  (5/15/39(12))                          5,000           5,000
                                                   -----------

WYOMING--3.5%
Lincoln County, Pollution
  Control, Exxon Project 0.210%,
  10/1/10 (8/1/15(12))                   6,500           6,500

             For footnote information see Footnote legend on page 2

The following table provides a summary of inputs used to value the Fund's net assets as of September 30, 2010 (See Security
Valuation Note 1A in the Notes to Schedules of Investments.):

($ reported in thousands)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           LEVEL 2
                                                                                          TOTAL VALUE AT                 SIGNIFICANT
                                                                                           SEPTEMBER 30,     LEVEL 1     OBSERVABLE
                                                                                              2010        QUOTED PRICES    INPUTS
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Debt Securities:
    Commercial Paper - Municipal                                                          $      100,945  $          --  $   100,945
    Tax-Exempt Bonds - Municipal                                                                  18,271             --       18,271
    Variable Rate Demand Obligations - Municipal                                                 498,725             --      498,725
Equity Securities:
    Money Market Mutual Funds                                                                     24,802         24,802           --
------------------------------------------------------------------------------------------------------------------------------------
Total Investments                                                                         $      642,743  $      24,802  $   617,941
------------------------------------------------------------------------------------------------------------------------------------

There are no Level 3 (significant unobservable inputs) priced securities.

                            THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE SCHEDULES OF INVESTMENTS.

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
VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of 12 diversified funds (each a "Fund") in the preparation of the Schedules of Investments. The preparation of the
Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION
The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

o Level 1 - quoted prices in active markets for identical securities

o Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy.
Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the advisor, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded)
and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange "NYSE") that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are

                 Other information regarding each Fund is available in the Fund's most recent Report to Shareholders

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)
not widely traded, are illiquid, or are internally fair valued by the advisor are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of business of the NYSE
(generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

The Funds value their investments in the BlackRock Institutional Money Market Trust ("IMM Trust") at fair value, which is based upon the net asset value of the IMM Trust, calculated each day that the NYSE is open for business. Investments held by the IMM Trust are valued using amortized cost and the IMM Trust intends to comply with relevant maturity, portfolio quality and diversification requirements set forth in Rule 2a-7 ("2a-7"), as well as monitoring procedures called for by 2a-7. The IMM Trust is not registered under the 1940 Act, and is categorized as Level 2 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of
Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the Investment Company Act of 1940. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuation are reflected as Level 2.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds:

FORWARD CURRENCY CONTRACTS: The Funds enter into forward foreign currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Operations. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as net realized gain (loss) from foreign currency transactions

The Emerging Markets Fund enters into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds.

                      Other information regarding the Funds are available in the Fund's most recent Report to
                                                           Shareholders.
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

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)
The Fund also hedges from time to time, the currency exposure of foreign denominated securities, held in the portfolio, back to U.S.
Dollars during preceived times of U.S. Dollar strength. This is done in order to protect U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of
Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES ($ reported in thousands)
Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's Schedule of Investments where applicable.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2010, the Funds held the following illiquid and restricted securities:

                                                               Market     % of
                                   Acquisition   Acquisition   Value at   Net Assets
                                   Date          Cost          9/30/10    at 9/30/10
                                   -------------------------------------------------
BALANCED ALLOCATION FUND
Structured Assets
Securities Corp. (Interest Only)
98-RF3, A 144A
6.100%, 6/15/28                      11/1/06        $  8         $  5        0.0%

INTERMEDIATE GOVERNMENT BOND FUND
Structured Assets
Securities Corp. (Interest Only)
98-RF3, A 144A
6.100%, 6/15/28                      11/1/06          58           41        0.1%

SHORT/INTERMEDIATE BOND FUND
DLJ Mortgage
Acceptance Corp. (Principal Only)
96-I 144A
0.000%, 9/18/11                      10/2/96                        3        0.0%
                                     4/28/04          --(15)

Structured Assets
Securities Corp. (Interest Only)
98-RF3, A 144A
6.100%, 6/15/28                      11/1/06         138          102        0.0%

Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

                      Other information regarding the Funds are available in the Fund's most recent Report to
                                                           Shareholders.

VIRTUS INSIGHT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2010 (UNAUDITED)
NOTE 3--FEDERAL INCOME TAX INFORMATION ($ reported in thousands)
At September 30, 2010, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

                                                                                                 NET UNREALIZED
                                                      FEDERAL     UNREALIZED      UNREALIZED      APPRECIATION
                       FUND                          TAX COST    APPRECIATION   (DEPRECIATION)   (DEPRECIATION)
                       ----                          ---------   ------------   --------------   --------------

Balanced Allocation Fund                             $  70,041   $      6,019   $      (2,948)   $        3,071

Core Equity Fund                                        91,843          6,405          (4,397)            2,008

Emerging Markets Opportunities Fund                    546,285        132,734          (3,124)          129,610

Value Equity Fund                                      157,010         13,793          (9,646)            4,147

High Yield Income Fund                                  47,575          2,847              (7)            2,840

Intermediate Government Bond Fund                       34,943          2,268            (315)            1,953

Intermediate Tax-Exempt Bond Fund                       92,939          4,987          (1,479)            3,508

Short/Intermediate Bond Fund                            82,721          4,196          (4,119)               77

Tax-Exempt Bond Fund                                   139,903         11,120            (443)           10,677


NOTE 4- RECENT ACCOUNTING PRONUONCEMENT

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06 "Improving
Disclosures about Fair Value Measurements". ASU 2010-06 will require reporting entities to make new disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

NOTE 5--SUBSEQUENT EVENT
Management has evaluated the impact of all subsequent events on the series through the date the financial statements were available for issuance, and has determined that no subsequent events require recognition or disclosure in the financial statements.

                       Other information regarding the Funds are available in the Funds' most recent Report to
                                                           Shareholders.

ITEM 2. CONTROLS AND PROCEDURES.

     (a)  The registrant's  principal  executive and principal  financial  officers,  or persons performing similar functions,  have concluded  that the  registrant's  disclosure  controls and  procedures  (as defined in Rule 30a-3(c) under the Investment
          Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure  required by this  paragraph,  based on the  evaluation  of these controls  and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR  270.30a-3(b))  and Rules  13a-15(b)  or
          15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the
          1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                                             SIGNATURES

Pursuant to the requirements of the Securities  Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Insight Trust


By (Signature and Title)*   /s/ George R. Aylward
                            ----------------------------------------------------------
                            George R. Aylward, President
                            (principal executive officer)

Date                        November 23, 2010
     ---------------------------------------------------------------------------------

Pursuant to the  requirements  of the Securities  Exchange Act of 1934 and the Investment  Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ George R. Aylward
                            ----------------------------------------------------------
                            George R. Aylward, President
                            (principal executive officer)

Date                        November 23, 2010
     ---------------------------------------------------------------------------------


By (Signature and Title)*   /s/ W. Patrick  Bradley
                            ----------------------------------------------------------
                            W. Patrick  Bradley, Chief Financial Officer and Treasurer
                            (principal financial officer)

Date                        November 23, 2010
     ---------------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.